     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 8, 1999.

                                                  FILE NOS. 2-69062 AND 811-3091
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                   FORM N-LA

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 21                      [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 23                             [X]
                        (Check appropriate box or boxes)

                            ------------------------

                        MERRILL LYNCH SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   P.O. BOX 9011
               PRINCETON, NEW JERSEY                                    08543-9011
     (Address of Principal Executive Offices)                           (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (609) 282-2800

                                 TERRY K. GLENN
                        MERRILL LYNCH SERIES FUND, INC.
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                    (Name and Address of Agent for Service)

                                   Copies to:

    MICHAEL S. HENNEWINKEL, Esq.      and  LEONARD B. MACKEY, JR., Esq.
Merrill Lynch Asset Management, L.P.            Rogers & Wells LLP
           P.O. Box 9011                         200 Park Avenue
  Princeton, New Jersey 08543-9011           New York, New York 10166

                            ------------------------

    It is proposed that this filing will become effective (check appropriate box)
       [ ] immediately upon filing pursuant to paragraph (b)
       [ ] on (date) pursuant to paragraph (b)
       [X] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of rule 485

    If appropriate, check the following box:

        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            [MERRILL LYNCH LOGO]
                              Subject to Completion Preliminary Prospectus Dated
March 8, 1999
                              Merrill Lynch Series Fund, Inc.
                                                              April    , 1999

                    THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             THIS INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT USE THIS PROSPECTUS TO SELL SECURITIES UNTIL THE REGISTRATION STATEMENT CONTAINING THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PROSPECTUS

                              Table  of  Contents

Merrill Lynch Intermediate Government
Bond Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Intermediate Government Bond Portfolio at      3
a Glance....................................................
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE Portfolio ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     7
Investment Risks............................................     9

                                    APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

              MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

THE MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S STATED INVESTMENT OBJECTIVE?
The Portfolio's investment objective is to seek the highest current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies.

WHAT ARE THE PORTFOLIO'S GOALS?
The Portfolio tries to provide current income from an actively managed portfolio of U.S. government and agency securities with a maximum MATURITY not to exceed fifteen years. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?
The Portfolio invests in bonds and other debt securities that are issued or guaranteed by the U.S. government or U.S. government AGENCIES or government-sponsored enterprises. The Portfolio may invest a substantial portion of its portfolio in MORTGAGE-BACKED SECURITIES issued or guaranteed by GOVERNMENT SPONSORED ENTERPRISES. The Portfolio may also invest in securities linked to an interest rate or other index. Under normal circumstances, the Portfolio will maintain a dollar-weighted average maturity of six to eight years. The Portfolio may invest in securities with a maximum maturity not to exceed fifteen years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?
As with any mutual fund, the value of the Portfolio's investments, and therefore the value of the Portfolio's shares, may go up or down. Although government securities involve minimal credit risk, changes in the value of government securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most government securities, like other fixed income instruments, goes down. If the value of the Portfolio's investments goes down, you may lose money.

The Portfolio may invest a substantial portion of its portfolio in mortgage-backed securities. Mortgage-backed securities involve special risks, including prepayment risk and extension risk, and may be more VOLATILE than other fixed-income securities of similar maturities.

[KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

MATURITY -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to fifteen years) or long-term (over fifteen years).

AGENCIES -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration ("Ginnie Mae"), the Tennessee Valley Authority or the Federal Housing Administration.

MORTGAGE-BACKED SECURITIES -- securities backed by pools of mortgages, which in many cases are guaranteed by government agencies such as Ginnie Mae.

GOVERNMENT SPONSORED ENTERPRISES -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Student Loan Marketing Association ("Sallie Mae") or Fannie Mae.

VOLATILITY -- the amount and frequency of changes to a security's value.

              MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

[KEY FACTS ICON]

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - have long-term goals in mind

       - are looking for an investment that provides income with minimal credit risk

       - are willing to accept the risk that the value of the Portfolio's shares may decline as the result of interest rate movements

 4            MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the Merrill Lynch US Treasuries 7-10 years. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                           13.46%
1990                                                                            8.98%
1991                                                                           15.57%
1992                                                                            7.03%
1993                                                                           11.20%
1994                                                                           -4.78%
1995                                                                           18.87%
1996                                                                            2.61%
1997                                                                            8.42%
1998                                                                            8.94%

During the ten year period shown in the bar chart, the highest return for a quarter was 7.35% (quarter ended June 30, 1989) and the lowest return for a quarter was -3.93% (quarter ended March 31, 1994).

 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS     PAST TEN YEARS
----------------------------------------------------------------------------
 Series: Intermediate
         Government Bond
         Portfolio                 8.94%        6.53%            8.84%
----------------------------------------------------------------------------
 ML US Treasuries 7 - 10 years*   12.39%        7.87%           10.12%
----------------------------------------------------------------------------

* This unmanaged index is comprised of intermediate-term US Government Bond and US Treasury Securities maturing in 7 years - 10 years. Past performance is not predictive of future performance.

              MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO             5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                        INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                                        -------------------------------------------------------------------------
                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                        -------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSET VALUE:              1998            1997+           1996+           1995+           1994+
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                      $                 $10.93          $11.41          $10.32          $12.02
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                     .73             .76             .78             .75
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments
 and foreign currency transactions -- net                                     .15            (.49)           1.10           (1.30)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                             .88             .27            1.88            (.55)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
   Investment income -- net                                                  (.73)           (.75)           (.79)           (.75)
   Realized gain on investments -- net                                         --              --              --            (.39)
   In excess of realized gain on
 investments -- net                                                            --              --              --            (.01)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                           (.73)           (.75)           (.79)          (1.15)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                            $                 $11.08          $10.93          $11.41          $10.32
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                              %           8.42%           2.61%          18.87%          (4.78)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                        %            .37%            .38%            .38%            .37%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                        %           6.74%           6.85%           7.22%           6.89%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                  $               $222,212        $221,863        $239,340        $218,611
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                         41.23%          29.35%          57.38%         140.55%
---------------------------------------------------------------------------------------------------------------------------------

  * Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.

6            MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------
The Portfolio will invest in securities issued or guaranteed by the U.S. government or its agencies with a maximum maturity not to exceed fifteen years. Certain securities, such as U.S. Treasury obligations, are direct obligations of the U.S. Government. The Portfolio also invests in securities that are issued by government-sponsored enterprises or agencies but are not direct obligations of the U.S. Government. These securities are, however, backed by the credit of the particular agency or government-sponsored enterprise that issued the securities and are generally considered to have a relatively low risk of default.

Under normal circumstances, the Portfolio will maintain a dollar-weighted average maturity of six to eight years. The Portfolio, however, may invest in government securities with a maximum maturity not to exceed fifteen years.

Although government securities involve minimal risk of default, changes in the value of government securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most government securities, like other fixed-income securities, goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Portfolio will invest a substantial portion of its assets in government securities with intermediate-term maturities, rising interest rates may cause the value of the Portfolio's investments to decline significantly.

Government agency securities, like other fixed-income securities, may have redemption features that permit the government agency to repurchase the security from the Portfolio at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, government agencies redeem fixed-income securities that allow for redemption. When a government agency redeems fixed-income securities, the Portfolio may receive less than the market value of the securities prior to redemption. In addition, the Portfolio may have to invest the proceeds in fixed-income securities with lower YIELDS and therefore lose expected future income.

[DETAILS ABOUT THE PORTFOLIO ICON]
ABOUT THE PORTFOLIO MANAGER

Christopher G. Ayoub has served as the Portfolio Manager of the Intermediate Government Bond Portfolio since April 1998. Mr. Ayoub has served as First Vice President of MLAM since 1998 and as Vice President of MLAM from 1985 to 1997.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

              MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO             7

[DETAILS ABOUT THE PORTFOLIO ICON]

The Portfolio may invest a portion of its assets in various types of mortgage-backed securities issued or guaranteed by government-sponsored enterprises such as Fannie Mae or Freddie Mac. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. If this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rise, however, fewer borrowers refinance and certain types of mortgage-backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage-backed securities. Although mortgage-backed securities issued by government-sponsored enterprises have low risk of default, neither the U.S. government nor government-sponsored enterprises guarantee mortgage-backed securities against declines in market value as the result of prepayment risk or extension risk.

The Portfolio may also invest in securities the potential return of which is based on the change in a specified interest rate or interest rate index (an "indexed floater"). For example, the Portfolio may invest in a security that pays a variable amount of interest at each payment based on the current level of LIBOR (a well-known short-term interest rate index). Certain indexed floaters have greater sensitivity to changes in interest rates than typical fixed-income securities, and the Portfolio's investments in such instruments may decline in value significantly if interest rates move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which the Portfolio may invest, please see the table below and the Appendix to this Prospectus.

The Portfolio has no minimum holding period for investments and will buy or sell securities whenever Portfolio management sees a potentially favorable opportunity to do so.

YIELD -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.

 8            MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

The Portfolio may use different investment strategies which involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized below:

INVESTMENT RISKS
--------------------------------------------------------------------------------

The Portfolio could lose money if:

       - The issuer of an instrument held by the Portfolio defaults; or

       - Interest rates increase.

              MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO             9

[DETAILS ABOUT THE PORTFOLIO ICON]

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/semi-annual reports.


THE MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                    [CHART]

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix that is part of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

 10           MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                       Table  of  Contents

Merrill Lynch High Yield Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch High Yield Portfolio at a Glance..........     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     7
Investment Risks............................................    10

APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                       MERRILL LYNCH HIGH YIELD PORTFOLIO

THE MERRILL LYNCH HIGH YIELD PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT ARE THE PORTFOLIO'S STATED INVESTMENT OBJECTIVES?

The primary investment objective of the High Yield Portfolio is to seek a high level of current income. As a secondary objective, the High Yield Portfolio seeks capital appreciation when consistent with its primary objective.

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio's main goal is current income -- it looks for securities that pay interest or dividends. The Portfolio may also seek growth of capital by looking for investments that will increase in value. However, the Portfolio's investments emphasize current income more than growth of capital. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio invests primarily in FIXED-INCOME SECURITIES with lower credit quality, which means credit quality equivalent to or below the fourth highest rating level of recognized rating agencies. Securities with credit quality below the fourth highest rating category are known as "junk bonds." The Portfolio may invest in junk bonds of any MATURITY. Junk bonds are high-risk investments, and may result in the Portfolio losing both income and principal.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

As with any mutual fund, the value of the Portfolio's investments, and therefore the value of Portfolio shares, may go up or down. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. The Portfolio should be considered high risk because it invests in junk bonds. Investing in junk bonds is riskier than investing in higher quality fixed income securities -- price fluctuations may be larger and more frequent, and there is greater risk of losing both income and principal. The Portfolio faces additional risks when it invests in securities of foreign companies or governments, including the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Portfolio's investments goes down, you may lose money.

[KEY FACTS ICON]

In an effort to help you better
understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

FIXED-INCOME SECURITIES -- Instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as convertible securities and preferred stock that carries a promised level of dividend payments.

MATURITY -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to fifteen years) or long-term (over fifteen years).

                       MERRILL LYNCH HIGH YIELD PORTFOLIO                      3

[KEY FACTS ICON]

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - have long-term goals in mind

       - are looking for income, with higher returns than money market funds

       - are willing to accept the risk of greater loss of income and principal in return for the possibility of receiving higher current income

 4                     MERRILL LYNCH HIGH YIELD PORTFOLIO

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the First Boston High Yield Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                            5.08%
1990                                                                           -8.83%
1991                                                                           37.77%
1992                                                                           20.63%
1993                                                                           18.11%
1994                                                                           -1.88%
1995                                                                           17.12%
1996                                                                           12.32%
1997                                                                           10.74%
1998                                                                           -5.19%

During the ten year period shown in the bar chart, the highest return for a quarter was 14.98% (quarter ended March 31, 1991) and the lowest return for a quarter was -10.15% (quarter ended September 30, 1998).

 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST          PAST
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS    TEN YEARS
---------------------------------------------------------------------
 Series: High Yield Portfolio     -5.19%        6.27%         9.81%
---------------------------------------------------------------------
 First Boston High Yield Index*    0.58%        8.16%        10.74%
---------------------------------------------------------------------

* This unmanaged market-weighted index of high-yield debt securities is comprised of 423 securities rated BBB or lower. Past performance is not predictive of future performance.

                       MERRILL LYNCH HIGH YIELD PORTFOLIO                      5

[KEY FACTS ICON]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                                     HIGH YIELD PORTFOLIO
                                                              -------------------------------------------------------------------
                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
        INCREASE (DECREASE) IN NET ASSET VALUE:                 1998          1997+          1996+          1995+          1994
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                  $          $9.15          $8.99          $8.53         $9.68
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                         .90            .89            .93          1.00
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments
 and foreign currency transactions -- net                                         .04            .16            .46         (1.17)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                 .94           1.05           1.39          (.17)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from investment income -- net                                    (.90)          (.89)          (.93)         (.98)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                        $          $9.19          $9.15          $8.99         $8.53
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                   %         10.74%         12.32%         17.12%        (1.88)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                             %           .39%           .39%           .38%          .41%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                             %          9.67%          9.77%         10.25%        10.88%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                              $       $143,764       $123,643       $107,378       $82,421
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                   %         60.94%         50.48%         63.39%        63.43%
---------------------------------------------------------------------------------------------------------------------------------

    * Total investment returns exclude insurance-related fees and expenses.
    +  Based on average shares outstanding.

 6                     MERRILL LYNCH HIGH YIELD PORTFOLIO

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Portfolio normally expects to invest over 80% of its total assets in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Most of the Portfolio's investments will be corporate or foreign government debt securities, but the Portfolio may also buy preferred stocks. The Portfolio will not buy equity securities other than preferred stocks, but may acquire and hold equity securities offered as part of a unit in conjunction with a fixed-income security, received as the result of a conversion or exchange of a fixed-income security, or obtained in connection with the bankruptcy or workout of a distressed fixed-income security.

The Portfolio invests primarily in fixed-income securities that are rated Baa or lower by Moody's Investor's Service, Inc. ("Moody's"), rated BBB or lower by Standard & Poor's Ratings Group ("S&P"), or unrated but have quality comparable to these ratings levels. Securities with credit quality below the fourth highest rating category are known as "junk bonds." Junk bonds are high-risk investments, and may result in the Portfolio losing both income and principal.

The Portfolio may invest up to 100% of its assets in junk bonds. Although junk bonds generally have higher YIELDS than fixed-income securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less LIQUID and experience more price VOLATILITY than higher rated fixed-income securities. Issuers of junk bonds frequently have large amounts of outstanding debt relative to their assets and their outstanding equity, which means that issuers of junk bonds generally have more difficulty making payments in the event of adverse business circumstances than issuers of more highly rated fixed-income securities. Junk bonds may be unsecured and subordinated to an issuer's other debt, which means that in the event the issuer defaults claims of other creditors may receive priority over the claims of holders of junk bonds. In such circumstances, there may be few or no assets available to repay holders of junk bonds. The Portfolio may suffer a significant loss of expected future income or a significant loss of principal if its holdings default.

The Portfolio may also buy securities that are:

       - Rated higher quality, but only when Portfolio management believes the Portfolio can gain a substantial reduction in its risk of losing income and principal, with only a small decrease in yield.

       - Rated Ca or lower by Moody's or rated CC or lower by S&P, but only if Portfolio management believes the security or the issuer is showing a stronger financial position than the low rating usually indicates.

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER
Robert F. Murray has served as Portfolio Manager and has been primarily responsible for the Portfolio's day-to-day management since February 1999. He has served as Vice President of MLAM since 1995 and employee of MLAM since 1989.

ABOUT THE INVESTMENT ADVISER
The Portfolio is managed by Merrill Lynch Asset Management.

YIELD -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.

LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

VOLATILITY -- the frequency and amount of changes in a security's market value.



                       MERRILL LYNCH HIGH YIELD PORTFOLIO                      7

[DETAILS ABOUT THE PORTFOLIO ICON]

The Portfolio will not purchase defaulted securities. If, however, the Portfolio buys a security and the security defaults or the issuer goes into bankruptcy, the Portfolio may continue to hold the security.

The Portfolio may invest in junk bonds of any maturity. In addition to the risk of default, changes in the value of junk bonds, like other fixed-income securities, may occur in response to interest rate movements -- generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of ZERO-COUPON SECURITIES and fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Portfolio will invest a substantial portion of its assets in zero-coupon securities and fixed-income securities with long-term maturities, rising interest rates may cause the value of the Portfolio's investments to decline significantly.

Junk bonds, like other fixed-income securities, frequently have redemption features that permit an issuer to repurchase the security from the Portfolio at certain times prior to maturity at a specified price, which is generally equal or greater than the amount due at maturity. In many cases, when interest rates go down, issuers redeem bonds that allow for redemption. When an issuer redeems junk bonds, the Portfolio may receive less than the market value of the bonds prior to redemption. In addition, the Portfolio may have to invest the proceeds in new bonds with lower yields and therefore lose expected future income.

To analyze a security, Portfolio management looks at both the issuer and at general business conditions. Portfolio management looks at the issuer's:

       - Historic and current financial conditions

       - Current or anticipated cash flow and borrowing needs. For new companies, or companies with minimal revenues, management may look at whether the company has attracted reputable equity investors or sponsors

       - Management strength

       - Ability to respond to changes in business conditions

       - Credit standing

       - Current and anticipated results of operations

       - Visibility in the market, because securities of companies that are less well known may be less liquid

       - Value of assets in relation to historical cost

ZERO-COUPON SECURITIES -- bonds that are sold at a substantial discount to their value at maturity and do not pay current interest.




8                       MERRILL LYNCH HIGH YIELD PORTFOLIO

Portfolio management also looks at general business conditions, including:

       - Expected changes in the general economy and interest rates

       - Economic outlook for specific industries

       - The availability of new investment opportunities

Portfolio management's analysis of the issuer and business conditions does not guarantee successful results.

The Portfolio may invest up to 10% of its total assets in fixed-income securities of issuers outside the U.S. The Portfolio's management anticipates that the Portfolio's investments in foreign corporate and government securities will primarily be in issuers in Canada, Australia and the developed countries of Europe, although the Portfolio may also invest in issuers in emerging markets. The Portfolio will invest in securities of foreign issuers that are denominated in U.S. dollars. Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

The Portfolio may use different investment strategies which involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized on the following page:

                       MERRILL LYNCH HIGH YIELD PORTFOLIO                      9

[DETAILS ABOUT THE PORTFOLIO ICON]
INVESTMENT RISKS
--------------------------------------------------------------------------------

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/semi-annual reports.

                     THE MERRILL LYNCH HIGH YIELD PORTFOLIO

                                    [CHART]

Each of these strategies and risks is explained in the Appendix to this Prospectus.

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix that is part of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

 10                    MERRILL LYNCH HIGH YIELD PORTFOLIO

                         Table  of  Contents


Merrill Lynch Long Term
Corporate Bond Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Long Term Corporate Bond Portfolio at a        3
Glance......................................................
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     7
Investment Risks............................................    10

                             APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

THE MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT ARE THE PORTFOLIO'S STATED INVESTMENT OBJECTIVES?

The primary investment objective of the Long Term Corporate Bond Portfolio is to seek to provide a high level of current income. An additional objective is to seek preservation of shareholders' capital.

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio seeks to provide current income by investing in long-term corporate debt securities -- it looks for securities that pay interest. The Portfolio also seeks preservation of shareholders' capital. However, the Portfolio's investments emphasize current income more than preservation of shareholders' capital. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio invests primarily in FIXED-INCOME SECURITIES of all MATURITIES rated within the three highest grades as determined by Standard & Poor's (AAA, AA, or A) or Moody's (Aaa, Aa, or A). Fixed-income securities in any of the four highest rating categories can be called "investment grade." Under normal circumstances, the Portfolio invests at least 80% of the value of its total assets in investment grade debt securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

As with any mutual fund, the value of the Portfolio's investments, and therefore the value of Portfolio shares, may go up or down. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. If the value of the Portfolio's investments goes down, you may lose money.

[KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

FIXED-INCOME SECURITIES -- Instruments that pay a stated rate of interest or other form of scheduled payment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

MATURITY -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to fifteen years) or long-term (over fifteen years).

        MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO               3

[KEY FACTS ICON]

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - are investing with long-term goals in mind

       - are looking for current income, with higher returns than money market funds

       - are willing to accept the risk of greater loss of income and principal in return for the possibility of receiving higher current income

 4              MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the Merrill Lynch US Corporate Master. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                           13.96%
1990                                                                            7.83%
1991                                                                           17.01%
1992                                                                            8.05%
1993                                                                           13.01%
1994                                                                           -5.13%
1995                                                                           20.66%
1996                                                                            2.77%
1997                                                                            8.80%
1998                                                                            8.45%

During the ten year period shown in the bar chart, the highest return for a quarter was 7.87% (quarter ended June 30, 1989) and the lowest return for a quarter was -4.30% (quarter ended March 31, 1994).

 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST          PAST
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS    TEN YEARS
---------------------------------------------------------------------
 Series: Long Term Corporate
         Bond Portfolio            8.45%        6.78%         9.32%
---------------------------------------------------------------------
 ML US Corporate Master*           8.72%        7.83%         9.98%
---------------------------------------------------------------------

* This unmanaged index is comprised of all corporate bonds rated BBB3 or higher, of all maturities. Past performance is not predictive of future performance.

                MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO               5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                         LONG TERM CORPORATE BOND PORTFOLIO
                                                        -------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
             INCREASE (DECREASE) IN                     -------------------------------------------------------------------------
                NET ASSET VALUE:                          1998            1997+           1996+           1995+           1994+
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                       $11.53          $12.02          $10.72          $12.59
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                    .79             .80             .83             .81
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions -- net                                                         .18            (.50)           1.30           (1.42)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                            .97             .30            2.13            (.61)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
   Investment income -- net                                                 (.78)           (.79)           (.83)           (.82)
   Realized gain on investments -- net                                        --              --              --            (.44)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                          (.78)           (.79)           (.83)          (1.26)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                             $11.72          $11.53          $12.02          $10.72
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                         8.80%           2.77%          20.66%          (5.13)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                                    .38%            .39%            .40%            .39%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                   6.87%           6.90%           7.32%           7.16%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                                 $124,746        $117,988        $125,033        $111,878
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                       107.02%          92.45%         110.49%         134.53%
---------------------------------------------------------------------------------------------------------------------------------

    * Total investment returns exclude insurance-related fees and expenses.
    +  Based on average shares outstanding.

6                              MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------
The Portfolio normally expects to invest at least 80% of its total assets in nonconvertible investment grade corporate debt securities. The Portfolio may also invest up to 20% of its total assets in:

       - investment grade CONVERTIBLE DEBT SECURITIES

       - investment grade nonconvertible and convertible preferred stock

       - investment grade ASSET-BACKED SECURITIES and mortgage-backed securities

       - corporate and government debt securities rated below investment grade.
Securities rated below investment grade are commonly known as "junk bonds" and are high-risk investments.

The Portfolio will not buy equity securities other than preferred stocks. However, the Portfolio may purchase convertible fixed-income securities or fixed-income securities with attached warrants, and may maintain up to 10% of its total assets in common stock acquired through conversion of fixed-income securities or exercise of warrants.

Under normal circumstances the Portfolio will invest at least 80% of its total assets in corporate debt securities that are rated A or higher by Moody's or S&P. Moody's and S&P are two of the most widely recognized independent credit rating services for fixed-income securities, and a substantial majority of high credit quality fixed-income securities carry a credit rating from at least one of these two services. A rating of "A" is the third highest rating these agencies give to long-term corporate debt, and indicates that the issuer has a strong current capacity to pay principal and interest but may be susceptible to some weakening in future adverse economic conditions, although risk of default is low. Debt in any of the four highest rating categories can be called "investment grade."

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER

Christopher G. Ayoub has served as the Portfolio Manager of the Long Term Corporate Bond Portfolio since February 1999 and Co-Portfolio Manager since April 1998. Mr. Ayoub has served as First Vice President of MLAM since 1998 and as Vice President of MLAM from 1985 to 1997.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

CONVERTIBLE DEBT SECURITIES -- fixed-income securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

ASSET-BACKED SECURITIES -- fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

                MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO               7

[DETAILS ABOUT THE PORTFOLIO ICON]

The Portfolio may invest in fixed-income securities of any maturity. Although investment grade fixed-income securities generally involve low risk of default, changes in the value of fixed-income securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Portfolio will invest a substantial portion of its assets in fixed-income securities with long-term maturities, rising interest rates may cause the value of the Portfolio's investments to decline significantly.

Fixed-income securities frequently have redemption features that permit an issuer to repurchase the security from the Portfolio at certain times prior to maturity at a specified price, which is generally the amount due at maturity. In many cases, when interest rates go down, issuers redeem fixed-income securities that allow for redemption. When an issuer redeems fixed-income securities, the Portfolio may receive less than the market value of the securities prior to redemption. In addition, the Portfolio may have to invest the proceeds in new fixed-income securities with lower YIELDS and therefore lose expected future income.

The Portfolio may invest in fixed-income securities of issuers outside the U.S. The Portfolio's management anticipates that the Portfolio's investment in foreign securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the Portfolio may also invest in issuers elsewhere, including high credit-quality sovereign and corporate issuers in emerging markets. The Portfolio will invest in securities of foreign issuers that are denominated in U.S. dollars. Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

YIELD -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.

8              MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

The Portfolio may invest a portion of its assets in various types of MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. If this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk."

When interest rates rise, however, fewer borrowers refinance and certain types of mortgage-backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage-backed securities. Although high credit-quality mortgage-backed securities have low risk of default, mortgage-backed securities are subject to declines in market value as the result of prepayment risk or extension risk.

The Portfolio may also invest in securities the potential return of which is based on the change in a specified interest rate or interest rate index (an "indexed floater"). For example, the Portfolio may invest in a security that pays a variable amount of interest at each payment based on the current level of LIBOR (a well-known short-term interest rate index). Certain indexed floaters have greater sensitivity to changes in interest rates than typical fixed-income securities, and the Portfolio's investments in such instruments may decline in value significantly if interest rates move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which this Portfolio may invest, please see the table below and the Appendix to this Prospectus.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

The Portfolio may use different investment strategies which involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized on the following page:

MORTGAGE-BACKED SECURITIES -- securities backed by pools of mortgages, which in many cases are guaranteed by government agencies such as Ginnie Mae.

                MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO               9

[DETAILS ABOUT THE PORTFOLIO ICON]
INVESTMENT RISKS
--------------------------------------------------------------------------------

The Portfolio's management will attempt to preserve shareholder capital, but there is no guarantee that it will be able to do so. The Portfolio could lose money if:

       - The issuer of an instrument held by the Portfolio defaults; or

       - Interest rates increase.

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/semi-annual reports.

              THE MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO


                                    [CHART]


Each of these strategies and risks is explained in the Appendix to this Prospectus.

 10             MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix that is part of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

                MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO              11

                              Table  of  Contents

Merrill Lynch Global Strategy Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Global Strategy Portfolio at a Glance.....     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     7
Investment Risks............................................    11

                                    APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares Are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                    MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

THE MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Global Strategy Portfolio is to seek high TOTAL INVESTMENT RETURN.

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio invests in U.S. and foreign equity and fixed-income securities. There are no limits on the Portfolio's ability to invest in specific geographic regions. At the present time, the Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the U.S. The Portfolio normally invests in at least three countries at any given time. The Portfolio usually invests more in EQUITIES than in FIXED-INCOME SECURITIES. When it invests in fixed-income securities, the Portfolio will select INVESTMENT GRADE corporate securities, and obligations of U.S. or foreign government and agencies or international organizations. The Portfolio can invest in securities denominated in foreign currencies. The Portfolio is non-diversified, which means that the Portfolio can invest more of its assets in fewer securities than most other funds.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

As with any mutual fund, the value of the Portfolio's investments, and therefore the value of the Portfolio's shares, may fluctuate. These changes in the value of the Portfolio's investments may occur because one or more stock markets around the world are generally rising or falling. At other times, specific factors may affect the value of a particular investment. If the value of the Portfolio's investments goes down, you may lose money.

The Portfolio is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Portfolio's risk is increased because each investment has a greater effect on the Portfolio's performance. This helps the Portfolio's performance when its investments are successful, but hurts the Portfolio's performance when its investments are unsuccessful.

[KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

TOTAL INVESTMENT RETURN -- the combination of capital appreciation (from increases or decreases in market value) and income (from interest or dividends).

EQUITIES -- securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

FIXED-INCOME SECURITIES -- instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

INVESTMENT GRADE -- fixed income securities may be rated according to their credit quality. Securities with credit quality equivalent to any of the four highest rating categories can be called "investment grade."

                    MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO                    3

[KEY FACTS ICON]

The Portfolio can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - are investing for long-term goals

       - want a professionally managed portfolio

       - are looking for exposure to a variety of asset classes, including investments in foreign markets

       - are willing to accept higher risk in exchange for potentially higher long-term returns

       - are not looking for a significant amount of current income

 4                  MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the Morgan Stanley World Index and the Weighted Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                           17.76%
1990                                                                            6.01%
1991                                                                           17.50%
1992                                                                            3.00%
1993                                                                           23.73%
1994                                                                           -1.62%
1995                                                                           10.44%
1996                                                                           13.78%
1997                                                                           11.72%
1998                                                                            9.49%

During the ten year period shown in the bar chart, the highest return for a quarter was 12.03% (quarter ended June 30, 1997) and the lowest return for a quarter was -11.67% (quarter ended September 30, 1998).

 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST             PAST
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS        TEN YEARS
----------------------------------------------------------------------------
 Series: Global Strategy
         Portfolio                 9.49%        8.62%           10.95%
----------------------------------------------------------------------------
 Morgan Stanley World Index*      24.34%       15.67%           10.65%
----------------------------------------------------------------------------
 Weighted Index**                 14.64%       12.14%           11.48%
----------------------------------------------------------------------------

 * This unmanaged market capitalization-weighted index, calculated by Morgan Stanley Capital International, is comprised of a representative sampling of stocks of large-, medium-, and small-capitalization companies in 22 countries, including the United States. Past performance is not predictive of future performance.

** This unmanaged index, which is an equally weighted blend of the MSCI World
   Index, the Salomon Brothers World Government Bond Index, and the Salomon Brothers World Money Market Index, is comprised of a representative sampling of stocks of large-, medium-, and small-capitalization companies in 22 countries, and government bonds and money market securities in the major markets including the United States. Past performance is not predictive of future performance.

                    MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO                    5

[KEY FACTS ICON]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                                    GLOBAL STRATEGY PORTFOLIO
                                                                 ----------------------------------------------------------------
                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                                 ----------------------------------------------------------------
          INCREASE (DECREASE) IN NET ASSET VALUE:                  1998         1997+         1996+         1995+          1994
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                     $        $16.80        $15.25        $14.54        $15.42
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                           .47           .47           .52           .47
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments and
 foreign currency transactions -- net                                              1.35          1.56           .94          (.71)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.82          2.03          1.46          (.24)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
   Investment income -- net                                                        (.55)         (.39)         (.55)         (.41)
   Realized gain on investments -- net                                             (.63)         (.09)         (.20)         (.23)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                                (1.18)         (.48)         (.75)         (.64)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                           $        $17.44        $16.80        $15.25        $14.54
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                      %        11.72%        13.78%        10.44%        (1.62)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                                %          .45%          .42%          .44%          .48%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                %         2.69%         3.02%         3.59%         3.22%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                                 $      $248,505      $232,530      $212,683      $223,493
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                      %       108.04%       160.89%        26.81%        27.31%
---------------------------------------------------------------------------------------------------------------------------------

  * Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.

 6                  MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Portfolio can invest in both equity securities and fixed-income securities. The equity securities in which the Portfolio invests consist of:

       - Common Stock

       - Preferred Stock

       - Securities convertible into Common Stock

       - Derivative securities, such as options and futures, the value of which is based on a common stock or group of common stocks.

The fixed-income securities in which the Portfolio invests consist of:

       - short-, intermediate-, and long-term U.S. and foreign government debt securities

       - short-, intermediate-, and long-term corporate debt securities issued by U.S. and foreign companies

       - term preferred stock (that is, preferred stock which returns principal at a set time) issued by U.S. and foreign companies

       - money market securities

The Portfolio may invest entirely in equity securities, entirely in fixed-income securities, or partly in equity securities and partly in fixed-income securities. The Portfolio will usually hold at least some equity securities and some fixed-income securities.

There are no limits on the Portfolio's ability to invest in any country or geographic region. The Portfolio can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. At the present time, the Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the U.S. The Portfolio normally invests in at least three countries at any given time.

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Global Strategy Portfolio since November 1995, and is primarily responsible for such Portfolio's day-to-day management. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

ABOUT THE INVESTMENT ADVISER
The Portfolio is managed by Merrill Lynch Asset Management.

                    MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO                    7

[DETAILS ABOUT THE PORTFOLIO ICON]

The Portfolio's management will select the percentages of the total portfolio invested in equity securities and fixed-income securities, as well as the geographic allocation of the Portfolio's investments, based on its views of general economic and financial trends in various countries and industries. Portfolio management places particular emphasis on the following considerations:

       - inflation,

       - commodity prices,

       - the direction of interest and currency movements,

       - estimates of growth in industrial output and profits, and

       - government fiscal policies.

Portfolio management's analysis of economic and financial trends does not guarantee successful results.

The Portfolio's management will seek to allocate the Portfolio's investments among the various types of securities in which the Portfolio may invest in a manner that it believes will best capitalize on the economic and financial trends that it perceives. For example, if the Portfolio's management believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Portfolio may emphasize fixed-income investments. Similarly, if the Portfolio's management believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region, the Portfolio may emphasize equity investments in that country or region. There is no guarantee that Portfolio management will be able to correctly forecast economic or financial trends or be able to select investments that will benefit from the trends perceived by Portfolio management.

Under normal circumstances, the Portfolio will invest a significant portion of its assets in equity securities. The equity securities in which the Portfolio invests will primarily be common stocks of large companies. The Portfolio may invest in equity securities of companies throughout the world. The Portfolio's management, however, anticipates that the Portfolio's investments will primarily be in companies in the United States, Canada, the Far East, Latin America and the developed countries of Europe. The Portfolio may invest in companies in emerging markets, but the Portfolio's management anticipates that a substan-

 8                  MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO
tially greater portion of the Portfolio's equity investments will be in companies in developed countries.

The Portfolio may also invest in fixed-income securities, including U.S. and foreign government securities and corporate debt securities. The Portfolio will only invest in debt securities that are rated investment grade by Standard & Poor's Ratings Group or Moody's Investor's Service, Inc., or unrated securities which, in the opinion of Portfolio management, are of comparable quality. The Portfolio may invest in fixed-income securities of any maturity. Changes in the value of fixed-income securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Portfolio may invest a substantial portion of its assets in fixed-income securities with long-term maturities, rising interest rates may cause the value of the Portfolio's fixed-income investments to decline significantly.

The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Portfolio management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Portfolio is not required to hedge and may choose not do so.

The Portfolio may also invest in debt securities the potential return of which is based on the change in a specified interest rate or equity index (an "indexed note"). For example, the Portfolio may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. The Portfolio may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index (an "inverse note"). Inverse notes generally change in value in a manner that is opposite to most fixed-income securities -- that is, interest rates or principal payments on inverse notes increase when the underlying interest rate or equity index decreases and decrease when the underlying interest rate or equity index increases. Certain indexed notes and inverse notes have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Portfolio's investments in such instruments may decline in value significantly if interest rates or equity index levels move in a manner not

                    MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO                    9

[DETAILS ABOUT THE PORTFOLIO ICON]

anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which the Portfolio may invest, please see the table on the following page and the Appendix to this Prospectus.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

 10                 MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

The Portfolio may use different investment strategies which involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized below:

INVESTMENT RISKS
--------------------------------------------------------------------------------

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/semi-annual reports.


                  THE MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

                                    [CHART]

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix that is part of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

                    MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO                   11

                        Table  of  Contents

Merrill Lynch Money Reserve Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Money Reserve Portfolio at a Glance.......     3
Risk/Return Bar Chart.......................................     4
Financial Highlights........................................     5

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     6
Investment Risks............................................     9

                           APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares Are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                     MERRILL LYNCH MONEY RESERVE PORTFOLIO

THE MERRILL LYNCH MONEY RESERVE PORTFOLIO
AT A GLANCE
--------------------------------------------------------------------------------

WHAT ARE THE PORTFOLIO'S STATED INVESTMENT OBJECTIVES?

The investment objective of the Money Reserve Portfolio is to seek to preserve capital, to maintain LIQUIDITY and achieve the highest possible current income consistent with the foregoing.

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio's goals are to produce current income while attempting to maintain a share value of $1.00. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio invests in money market instruments with a remaining maturity of no more than 25 months in the case of U.S. government and agency securities and no more than 13 months in the case of all other securities. Other than U.S. government and government agency securities, the Portfolio invests only in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Portfolio's management, are of similar credit quality.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - are investing with short-term goals in mind

       - are looking for preservation of capital

       - are looking for current income and liquidity

[KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers.

                     MERRILL LYNCH MONEY RESERVE PORTFOLIO                     3

[KEY FACTS LOGO]
RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table shows the average annual total returns for the Portfolio's shares for the periods shown. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                            9.3%
1990                                                                           8.26%
1991                                                                           6.11%
1992                                                                           3.77%
1993                                                                           3.08%
1994                                                                           4.04%
1995                                                                           5.81%
1996                                                                           5.33%
1997                                                                           5.43%
1998                                                                           5.42%

During the ten year period shown in the bar chart, the highest return for a quarter was 2.44% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.74% (quarter ended June 30, 1993).

   AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED)      PAST         PAST             PAST
        DECEMBER 31, 1998           ONE YEAR    FIVE YEARS        TEN YEARS
-------------------------------------------------------------------------------
 Series: Money Reserve Portfolio       5.42%       5.20%            5.64%

 4                   MERRILL LYNCH MONEY RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                                   MONEY RESERVE PORTFOLIO
                                                             --------------------------------------------------------------------
                                                                               FOR THE YEAR ENDED DECEMBER 31,
                INCREASE (DECREASE) IN                       --------------------------------------------------------------------
                   NET ASSET VALUE:                            1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                 $          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
 Investment income--net                                                          .05            .05            .06            .04
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                .05            .05            .06            .04
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
   Investment income -- net                                                     (.05)          (.05)          (.06)          (.04)
   Realized gain on investments -- net                                            --+            --+            --             --
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                              (.05)          (.05)          (.06)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                                  $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                             5.43%          5.33%          5.81%          4.04%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                                        .36%           .36%           .35%           .36%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net, and realized gain on
 investments -- net                                                             5.30%          5.16%          5.67%          4.00%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                                     $525,717       $557,690       $568,439       $583,992
---------------------------------------------------------------------------------------------------------------------------------

  * Total investment returns exclude insurance-related fees and expenses.
  +  Amount is less than $.01 per share.

                     MERRILL LYNCH MONEY RESERVE PORTFOLIO                     5

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Portfolio invests all of its assets in money market securities. These instruments are generally fixed-income securities that MATURE or reset to a new interest rate within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Portfolio only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Portfolio's management, are of similar credit quality.

The money market instruments in which the Portfolio may invest include:

       - United States Government Securities. Debt securities issued or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

       - United States Government Agency Securities. Debt securities issued or guaranteed as to principal and interest by U.S. government AGENCIES, GOVERNMENT SPONSORED ENTERPRISES and government INSTRUMENTALITIES. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.

       - Bank Money Instruments. Obligations of commercial banks or other depository institutions, such as certificates of deposit, time deposits, bank notes and bankers' acceptances. Except with respect to investments in EURODOLLAR or YANKEEDOLLAR obligations, the Portfolio may not invest in any security issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least one billion dollars and has its deposits insured by the Federal Deposit Insurance Corporation.

       - Commercial Paper. Obligations, usually of nine months or less, issued by corporations and other businesses for short-term funding.

       - Short-Term Obligations.  Corporate debt and ASSET-BACKED
         SECURITIES with a period of 397 days or less remaining to maturity.

       - Floating Rate Obligations. Obligations of government agencies, corporations, depository institutions or other

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER

Jacqueline Rogers has served as the Portfolio Manager of the Money Reserve Portfolio since June 1992, and is primarily responsible for the Portfolio's day-to-day management. She has served as Vice President of MLAM since January 1986.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

MATURITY -- the time at which the full principal amount of a fixed-income security is scheduled to be repaid.

AGENCIES -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration ("Ginnie Mae"), the Tennessee Valley Authority or the Federal Housing Administration.

GOVERNMENT SPONSORED ENTERPRISES -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Student Loan Marketing Association ("Sallie Mae") or Fannie Mae.

INSTRUMENTALITIES -- supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.


 6                   MERRILL LYNCH MONEY RESERVE PORTFOLIO
        issuers which periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank's prime rate, or the level of an interest rate INDEX, such as LIBOR (a well-known short-term interest rate index).

       - Insurance Company Obligations. Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

       - Master Notes. Variable principal amount demand instruments issued by securities firms and other corporate issuers.

       - Other Eligible Investments. Other money market instruments permitted by SEC rules governing money market funds.

The Portfolio may also engage in the following investment practices:

       - Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Portfolio. The Portfolio may engage in repurchase agreements involving any of the above instruments (without regard to the instrument's maturity).

       - Reverse Repurchase Agreements. Reverse repurchase agreements are transactions in which the Portfolio sells a security with the obligation to repurchase the security shortly thereafter at a specified price which reflects a payment by the Portfolio. The Portfolio profits from entering into a reverse repurchase agreement by reinvesting the proceeds of the sale at a higher return than it has to pay to repurchase its security.

The Portfolio's management will vary the types of money market instruments in the Portfolio's portfolio, as well as the Portfolio's average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

The Portfolio may invest in obligations of foreign issuers, including Eurodollar and Yankeedollar obligations.

ASSET-BACKED SECURITIES -- fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

INDEX -- a measure of value or rates.

EURODOLLAR -- obligations issued by foreign branches or subsidiaries of U.S. banks.

YANKEEDOLLAR -- obligations issued by U.S. branches or subsidiaries of foreign banks.

                 MERRILL LYNCH MONEY RESERVE PORTFOLIO                         7

[DETAILS ABOUT THE PORTFOLIO ICON]

The Portfolio's management will attempt to maintain a share value of $1.00, but there is a guarantee that it will be able to do so. The Portfolio could lose money if

       - the issuer of an instrument held by the Portfolio defaults

       - short-term interest rates move sharply in a manner not anticipated by Portfolio management

The risk of loss is minimized, however, by the high credit quality and short-term maturity of the Portfolio's investments. In order to maintain a share value of $1.00, the Portfolio may reduce the number of shares held by its shareholders.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

The Portfolio may use different investment strategies that involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized on the following page:

 8                   MERRILL LYNCH MONEY RESERVE PORTFOLIO

INVESTMENT RISKS
--------------------------------------------------------------------------------

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/ semi-annual reports.

                   THE MERRILL LYNCH MONEY RESERVE PORTFOLIO

                                    [CHART]

Each of these strategies and risks is explained in the Appendix to this Prospectus.

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix that is part of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

                     MERRILL LYNCH MONEY RESERVE PORTFOLIO                     9

                              Table  of  Contents

Merrill Lynch Balanced Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Balanced Portfolio at a Glance............     3
Risk/Return Bar Chart.......................................     4
Financial Highlights........................................     5

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     6
Investment Risks............................................     7

                                    APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares Are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                        MERRILL LYNCH BALANCED PORTFOLIO

THE MERRILL LYNCH BALANCED PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Balanced Portfolio is to seek a level of current income and degree of stability of principal not normally available from an investment solely in EQUITY SECURITIES, as well as to seek the opportunity for capital appreciation greater than is normally available from an investment solely in DEBT SECURITIES.

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio tries to choose a mix of investments including some that will increase in value, some that provide current income through interest or dividends, and some that may do both. The Portfolio tries to blend these investments to create a portfolio that produces more current income with less VOLATILITY than an all stock fund would have, but also produces more capital growth than an all bond fund would have. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio invests in equity and debt securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

As with any mutual fund, the value of the Portfolio's investments, and therefore the value of the Portfolio's shares, may go up or down. Changes in the value of the Portfolio's equity investments may occur because the stock market is rising or falling. Changes in the value of the Portfolio's FIXED-INCOME INVESTMENTS may occur in response to interest rate movements. Generally, when interest rates go up, the value of the fixed-income instruments goes down. Changes in the value of the Portfolio's equity and fixed-income investments may also occur as the result of specific factors that affect particular investments. If the value of the Portfolio's investments goes down, you may lose money.

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - want a professionally managed and diversified portfolio

       - are looking for exposure to a variety of asset classes

       - are willing to accept the risk of short-term changes in the Portfolio's share value in exchange for the potential of higher long-term returns than available from a fund invested only in fixed-income securities

       - are looking for an investment that provides some current income with less volatility than a fund invested only in equity securities and the potential for higher long-term returns than available from a money market fund

[KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

EQUITY SECURITIES -- securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

DEBT SECURITIES -- securities representing an obligation to pay specified amounts at specified times.

VOLATILITY -- the frequency and amount of changes to the Portfolio's net asset value.

FIXED-INCOME INVESTMENTS -- instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

                        MERRILL LYNCH BALANCED PORTFOLIO                       3

[KEY FACTS ICON]
RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the S&P 500 Index and the Weighted Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                           20.75%
1990                                                                            1.57%
1991                                                                           20.95%
1992                                                                            6.67%
1993                                                                           14.31%
1994                                                                           -4.28%
1995                                                                           21.59%
1996                                                                            9.76%
1997                                                                           16.93%
1998                                                                           13.45%

During the ten year period shown in the bar chart, the highest return for a quarter was 10.75% (quarter ended December 31, 1998) and the lowest return for a quarter was -7.71% (quarter ended September 30, 1998).

 AVERAGE ANNUAL TOTAL RETURNS                  PAST
 (FOR THE CALENDAR YEAR ENDED)     PAST        FIVE
       DECEMBER 31, 1998         ONE YEAR     YEARS      PAST TEN YEARS
-------------------------------------------------------------------------
 Series: Balanced Portfolio       13.45%      11.13%         11.85%
-------------------------------------------------------------------------
 S&P 500 Index*                   28.58%      24.05%         19.20%
-------------------------------------------------------------------------
 Weighted Index**                 14.64%      12.14%         11.48%
-------------------------------------------------------------------------

 * The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

** This unmanaged index, which is an equally weighted blend of the Three-Month
   US Treasury Bill Index, The Merrill Lynch U.S. Corporate & Government Master Index, and the Standard & Poor's 500 Index, is comprised of US Treasury bills maturing in up to 3 months, investment-grade bonds, and common stocks. Past performance is not predictive of future performance.

 4                      MERRILL LYNCH BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                                       BALANCED PORTFOLIO
                                                                -----------------------------------------------------------------
                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------------
         INCREASE (DECREASE) IN NET ASSET VALUE:                  1998           1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                    $         $15.36        $14.86        $13.27        $14.62
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                           .51           .54           .60           .61
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments
 and foreign currency transactions -- net                                          1.76           .83          2.07         (1.21)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  2.27          1.37          2.67          (.60)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                         (.27)         (.57)         (.62)         (.53)
  Realized gain on investments -- net                                             (1.58)         (.30)         (.46)         (.22)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                                (1.85)         (.87)        (1.08)         (.75)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                          $         $15.78        $15.36        $14.86        $13.27
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                     %         16.93%         9.76%        21.59%        (4.28)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                               %           .39%          .39%          .38%          .40%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                               %          3.40%         3.63%         4.47%         4.28%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                                $       $108,324       $98,853       $97,181       $75,893
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                     %        143.20%       234.79%        32.92%        46.94%
---------------------------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude insurance-related fees and expenses.

                        MERRILL LYNCH BALANCED PORTFOLIO                       5

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Portfolio will invest at least 25% of its total assets in senior fixed-income securities. The fixed-income securities in which the Portfolio invests consist of:

       - short-, intermediate-, and long-term U.S. government debt securities

       - short-, intermediate- and long-term corporate debt securities issued by U.S. companies and rated INVESTMENT GRADE

       - short-, intermediate- and long-term foreign government debt securities rated investment grade and denominated in U.S. dollars

       - term preferred stock (that is, preferred stock which returns principal at a set time) issued by U.S. companies

       - corporate debt securities convertible into common stock

       - money market securities

The Portfolio normally will invest a portion of its assets in equity securities. The equity securities in which the Portfolio invests will primarily be common stocks of large U.S. companies. The Portfolio will limit its investments in equity securities to 65% of total Portfolio assets at the time of purchase of any equity security. The Portfolio's investment in equity securities may from time to time exceed 65% of total Portfolio assets as the result of changes in the value of its holdings. In the event that equity securities exceed 65% of total Portfolio assets, the Portfolio will not purchase additional equity securities until the percentage of its holdings of equity securities has been reduced below 65% of total Portfolio assets. In unusual market or economic conditions, the Portfolio may invest up to 100% of its assets in money market securities or in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Balanced Portfolio, since November 1995, and is primarily responsible for each of the Portfolio's day-to-day management. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

INVESTMENT GRADE -- any of the four highest debt obligation ratings of a recognized rating agency such as: Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or Fitch IBCA, Inc.





6                      MERRILL LYNCH BALANCED PORTFOLIO

The Portfolio may use different investment strategies which involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized on the following page:
INVESTMENT RISKS
--------------------------------------------------------------------------------

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/semi-annual reports.



                      THE MERRILL LYNCH BALANCED PORTFOLIO

                                    [Chart]

Each of these strategies and risks is explained in the Appendix to this Prospectus.

* Not currently used as a matter of operating policy.



APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about this Portfolio is discussed in the Appendix that is part of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

                        MERRILL LYNCH BALANCED PORTFOLIO                       7

                              Table  of  Contents

Merrill Lynch Natural Resources Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Natural Resources Portfolio at a Glance...     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     7
Investment Risks............................................    10

                             APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                   MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

THE MERRILL LYNCH NATURAL RESOURCES PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Natural Resources Portfolio is to seek capital appreciation and to seek to protect the purchasing power of shareholders' capital by investing primarily in a portfolio of EQUITY SECURITIES of domestic and foreign companies with substantial NATURAL RESOURCE ASSETS.

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio tries to choose investments that will increase in value and that, during inflationary periods, will increase in value at a rate that is at least approximately equal to the rate of inflation. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio invests in equity securities of companies with substantial natural resources assets. The Portfolio normally invests in a portfolio consisting of companies from a variety of natural resource-related sectors, such as mining, energy, chemicals, paper, steel, or agriculture. Under certain economic circumstances, however, the Portfolio may concentrate its investments in one or more of these sectors (although the Portfolio will not invest more than 25% of its total assets in any one industry within a sector). The Portfolio is a non-diversified fund, which means that it can invest more of its assets in fewer companies than other funds. The Portfolio can invest in both U.S. and non-U.S. companies, and in securities denominated in either U.S. dollars or foreign currencies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?
As with any mutual fund, the value of the Portfolio's investments, and therefore the value of the Portfolio's shares, may go up or down. Changes in the value of the Portfolio's equity investments may occur because the stock market is rising or falling or as the result of specified factors that affect particular investments. If the value of the Portfolio's investments goes down, you may lose money.

As a sector fund investing in companies with natural resource assets, the Portfolio is subject to the risks associated with natural resource investments,

[KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

EQUITY SECURITIES -- securities representing ownership of a company, such as common stock or preferred stock, as well as derivative instruments the value of which is based on a common stock or group of common stocks, such as OPTIONS and FUTURES.

NATURAL RESOURCE ASSETS -- materials with economic value that are directly or indirectly derived from natural sources, such as metals, fuels, timber, undeveloped land and agricultural products.

                   MERRILL LYNCH NATURAL RESOURCES PORTFOLIO                   3
in addition to the general risk of the stock market. This means the Portfolio is more vulnerable to the price movements of natural resources and factors that particularly affect the mining, energy, chemicals, paper, steel or agriculture sectors more than a more broadly diversified mutual fund. Because the Portfolio invests primarily in companies with natural resource assets, there is the risk that the Portfolio will perform poorly during a downturn in natural resource prices. The Portfolio should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

The Portfolio may invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Portfolio is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Portfolio's risk is increased because each investment has a greater effect on the Portfolio's performance. This helps the Portfolio's performance when its investments are successful, but hurts the Portfolio's performance when its investments are unsuccessful.
WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - are looking for capital appreciation for long-term goals

       - want a professionally managed portfolio

       - want to diversify the types of investment funding their policy

       - are looking for exposure to companies with natural resource assets

       - are willing to accept the risks of foreign investing in exchange for potentially higher long-term returns

       - are not looking for current income

 4                 MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the S&P Industrials Index, the Lipper Natural Resources Average and the Consumer Price Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                           25.23%
1990                                                                           -6.18%
1991                                                                            1.67%
1992                                                                            1.35%
1993                                                                           11.65%
1994                                                                            0.88%
1995                                                                           12.22%
1996                                                                           14.72%
1997                                                                          -10.97%
1998                                                                          -13.57%

During the ten year period shown in the bar chart, the highest return for a quarter was 10.20% (quarter ended March 31, 1989) and the lowest return for a quarter was -19.68% (quarter ended December 31, 1997).

   AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE CALENDAR YEAR ENDED)       PAST         PAST
        DECEMBER 31, 1998           ONE YEAR    FIVE YEARS     PAST TEN YEARS
-------------------------------------------------------------------------------
 Series: Natural Resources
 Portfolio                           -13.57%      -0.01%            3.05%
-------------------------------------------------------------------------------
 S&P Industrials Index*               33.74%      24.67%           19.28%
-------------------------------------------------------------------------------
 Lipper Natural Resources
 Average**                           -23.92%       3.05%            6.32%
-------------------------------------------------------------------------------
 Consumer Price Index***               1.98%       2.36%            3.13%
-------------------------------------------------------------------------------

  * This unmanaged index measures the pattern of movements of the common stocks of 400 large industrial companies and their weighting by capitalization. Past performance is not predictive of future performance.

 ** This unmanaged index is comprised of all US Mutual Funds classified by Lipper Analytical Services Inc. as natural resource-related funds. Past performance is not predictive of future performance.

*** This unmanaged index is the most widely used index of price changes over time and is designed to measure changes in the typical market basket of purchases by urban consumers. Past performance is not predictive of future performance.

                   MERRILL LYNCH NATURAL RESOURCES PORTFOLIO                   5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                        NATURAL RESOURCES PORTFOLIO
                                                              -----------------------------------------------
                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
          INCREASE (DECREASE) IN NET ASSET VALUE:              1998      1997+     1996+     1995      1994
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                           $           $9.19     $8.17     $7.43     $7.53
-------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                   .14       .16       .17       .17
-------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments and
 foreign currency transactions -- net                                     (1.14)     1.03       .73      (.10)
-------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         (1.00)     1.19       .90       .07
-------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
   Investment income -- net                                                (.07)     (.17)     (.16)     (.17)
   Realized gain on investments -- net                                       --        --        --        --
-------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                         (.07)     (.17)     (.16)     (.17)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                 $           $8.12     $9.19     $8.17     $7.43
-------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
-------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                  %   (10.97)%   14.72%    12.22%      .88%
-------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement                                      %      .50%      .50%      .47%      .50%
-------------------------------------------------------------------------------------------------------------
 Expenses                                                            %      .59%      .57%      .47%      .59%
-------------------------------------------------------------------------------------------------------------
 Investment income -- net                                            %     1.65%     1.79%     1.99%     2.23%
-------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                       $         $17,352   $25,029   $21,035   $21,455
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                  %    24.10%    31.29%    38.50%    48.16%
-------------------------------------------------------------------------------------------------------------

  * Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.

6                 MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Portfolio will invest in a portfolio primarily consisting of equity securities of U.S. and non-U.S. companies. Equity securities consist of:

       - Common Stock

       - PREFERRED STOCK

       - Securities convertible into Common Stock

       - Derivative securities, such as OPTIONS and FUTURES, the values of which are based on a common stock or group of common stocks

The Portfolio will focus on investments in common stock. The Portfolio may also invest up to 35% of its total assets in nonconvertible debt securities.

The Portfolio invests in companies with substantial natural resource assets. In the opinion of Portfolio management, a company has substantial natural resource assets when the company's market value or profitability is significantly affected by changes in the value of a natural resource. The Portfolio will not invest directly in natural resource assets but may invest in derivative securities, such as futures and options, the value of which are tied to the value of a natural resource asset or natural resource-related INDEX. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in companies with substantial natural resource assets and natural resource-related derivatives.

The Portfolio's management chooses equity securities using a combination of "top down" and "bottom up" investment styles. "Top down" means that the Portfolio seeks to allocate its investments to natural resource-related economic sectors the Portfolio's management believes have the potential to outperform other economic sectors due to factors such as supply-and-demand trends and global economic conditions. "Bottom up" means that the Portfolio also selects investments based on management's assessment of the earnings prospects of individual companies. When assessing individual companies, the Portfolio seeks to invest in companies that the Portfolio's management believes to be undervalued. A company's stock is undervalued when the stock's current price is less that what the Portfolio believes a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible assets, rate of return on capital, quality of management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER

Robert M. Shearer has served as the Natural Resources Focus Portfolio's Portfolio Manager since December 1997, and is primarily responsible for the Portfolio's day-to-day management. Mr. Shearer has served as First Vice President of MLAM since January 1998 and was an Associate Portfolio Manager of the Portfolio from September 1997 to December 1997. From 1996 to 1997 he was a Vice President and an Assistant Portfolio Manager at David L. Babson and Fund, Incorporated. From 1993 to 1996 he was a Vice President/Sector Manager at Concert Capital Management. From 1988 to 1993 he was the Senior Energy Analyst at Fiduciary Trust Fund International.

ABOUT THE INVESTMENT ADVISER
The Portfolio is managed by Merrill Lynch Asset Management.

PREFERRED STOCK -- a type of equity security that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.


                   MERRILL LYNCH NATURAL RESOURCES PORTFOLIO                   7

[DETAILS ABOUT THE FUND ICON]

areas. Portfolio management may also determine a company is undervalued if its stock price is down because of temporary factors from which Portfolio management believes the company will recover.

The Portfolio will focus on attempting to identify companies that are undervalued relative to the value underlying natural resource assets. In seeking to identify such companies, Portfolio management considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by Portfolio management.

The Portfolio's concentration in the securities of companies with substantial natural resource assets will expose the Portfolio to the price movements of natural resources to a greater extent than a more broadly diversified mutual Portfolio. The Portfolio is vulnerable to the price movements of natural resources and factors that particularly affect the mining, energy, chemicals, paper, steel or agriculture sectors. Because the Portfolio invests primarily in these economic sectors, there is the risk that the Portfolio will perform poorly during an economic downturn or a slump in demand for natural resources. The Portfolio should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

The Portfolio may also invest in debt securities the potential return of which is based on the change in a specified interest rate or equity index (an "indexed note"). For example, the Portfolio may invest in a security that pays a variable amount of interest or principal based on the current level of a securities index, such as the AMEX Oil & Gas Index, or of a natural resource COMMODITY, such as gold or oil. The Portfolio may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index (an "inverse note"). Inverse notes generally change in value in a manner that is opposite to most fixed-income securities -- that is, interest rates or principal payments on inverse notes increase when the underlying equity index or commodity increases. Certain indexed notes and inverse notes have greater sensitivity to changes in commodity prices or equity index levels than other securities, and the Portfolio's investments in such instruments may decline in value significantly if the equity index or commodity levels move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which the Portfolio may invest, please see the table below and the Appendix to the Prospectus.

OPTIONS -- exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period.

FUTURES -- exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

INDEX -- a measure of value or rate.

COMMODITY -- a tangible asset such as copper, tin, heating oil, coffee, natural gas or wheat.

 8
                   MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

The Portfolio can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. The Portfolio may invest in foreign companies in developed markets, such as Canada and Australia, or in emerging markets, such as South Africa, Russia or Latin American countries. Foreign securities involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. The risks of foreign securities are typically much greater for emerging markets. Emerging market countries are often less politically and economically stable than developed countries, and more likely to suffer from serious adverse economic circumstances such as hyperinflation, currency devaluation or extremely high interest rate levels. In addition, reliable information about individual companies may be difficult to obtain in many emerging markets.

When Portfolio management anticipates significant economic, political or financial instability, such as high inflationary pressures or upheaval in the foreign currency exchange markets, the Portfolio may invest a majority of Portfolio assets in companies that explore for, extract, process or deal in gold or in indexed securities that are indexed to the value of gold bullion.

The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio's return on investments denominated in foreign currencies will be effected by changes in currency exchange rates. The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Portfolio management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Portfolio is not required to hedge and may choose not do so. The Portfolio may also engage in other types of transactions involving derivatives, as set forth in the table below and described in detail in the Appendix to this Prospectus.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

                   MERRILL LYNCH NATURAL RESOURCES PORTFOLIO                   9

[DETAILS ABOUT THE PORTFOLIO ICON]

The Portfolio may use different investment strategies which involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized below:
INVESTMENT RISKS
--------------------------------------------------------------------------------

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/semi-annual reports.


                 THE MERRILL LYNCH NATURAL RESOURCES PORTFOLIO



                                    [CHART]



Each of these strategies and risks is explained in the Appendix to this Prospectus.

 10                MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix that is part of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

                   MERRILL LYNCH NATURAL RESOURCES PORTFOLIO                  11

                         Table  of  Contents

Merrill Lynch Growth Stock Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Growth Stock Portfolio at a Glance........     3
Risk/Return Bar Chart.......................................     4
Financial Highlights........................................     5

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     6
Investment Risks............................................     7

                            APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares Are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                      MERRILL LYNCH GROWTH STOCK PORTFOLIO

THE MERRILL LYNCH GROWTH STOCK PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Growth Stock Portfolio is to seek long-term growth of capital.

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio tries to choose investments that will increase in value. We cannot guarantee that the Portfolio will achieve its goal.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio primarily invests in EQUITY SECURITIES of companies with the potential to achieve above-average earnings growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

As with any mutual fund, the value of the Portfolio's investments, and therefore the value of Portfolio shares, may go up or down. These changes may occur because the stock market is rising or falling. At other times, specific factors may affect the value of a particular investment. If the value of the Portfolio's investments goes down, you may lose money.

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - are investing with long-term goals in mind

       - want a professionally managed and diversified portfolio

       - are willing to accept higher risk in exchange for potentially higher long-term returns

       - are not looking for a significant amount of current income

[KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

EQUITY SECURITIES -- securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.


                      MERRILL LYNCH GROWTH STOCK PORTFOLIO                     3

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the S&P 500 Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                           23.2 %
1990                                                                          -12.41%
1991                                                                           45.31%
1992                                                                            3.40%
1993                                                                            8.63%
1994                                                                           -6.93%
1995                                                                           35.35%
1996                                                                           19.57%
1997                                                                           33.75%
1998                                                                           38.18%

During the ten year period shown in the bar chart, the highest return for a quarter was 28.55% (quarter ended December 31, 1998) and the lowest return for a quarter was -23.60% (quarter ended September 30, 1990).

 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS     PAST TEN YEARS
----------------------------------------------------------------------------
 Series: Growth Stock Portfolio   38.18%       22.72%           17.23%
----------------------------------------------------------------------------
 S&P 500 Index*                   28.58%       24.05%           19.20%
----------------------------------------------------------------------------

* The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

 4                    MERRILL LYNCH GROWTH STOCK PORTFOLIO

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                            GROWTH STOCK PORTFOLIO
                                                              ---------------------------------------------------
                                                                        FOR THE YEAR ENDED DECEMBER 31,
                   INCREASE (DECREASE) IN                     ---------------------------------------------------
                      NET ASSET VALUE:                         1998       1997       1996       1995       1994
PER SHARE OPERATING PERFORMANCE:
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                           $           $27.79     $24.06     $19.20     $24.65
-----------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                    .24        .32        .15        .31
-----------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments and
 foreign currency transactions -- net                                       8.01       4.24       6.13      (1.81)
-----------------------------------------------------------------------------------------------------------------
 Total from investment operations                                           8.25       4.56       6.28      (1.50)
-----------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  Investment income -- net                                                  (.18)      (.24)      (.23)      (.30)
  Realized gain on investments -- net                                      (3.04)      (.59)     (1.19)     (3.65)
-----------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                         (3.22)      (.83)     (1.42)     (3.95)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                 $           $32.82     $27.79     $24.06     $19.20
-----------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
-----------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                  %     33.75%     19.57%     35.35%     (6.93)%
-----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
 Expenses                                                            %       .37%       .38%       .38%       .40%
-----------------------------------------------------------------------------------------------------------------
 Investment income -- net                                            %       .86%      1.25%       .82%      1.53%
-----------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                       $         $333,023   $240,666   $184,152   $101,702
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                        84.90%     78.04%     87.66%    102.96%
-----------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude insurance-related fees and expenses.

                      MERRILL LYNCH GROWTH STOCK PORTFOLIO                     5

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Portfolio tries to choose investments for capital appreciation -- that is, investments that will increase in value. The Portfolio will invest at least 80% of its total assets in equity securities of U.S. companies. EQUITY SECURITIES consist of:

       - Common Stock

       - PREFERRED STOCK

       - Securities convertible into common stock

       - Rights to subscribe for common stock

The Portfolio will focus on investments in common stock of large and mid-size companies having stock MARKET CAPITALIZATIONS of $2 billion or more. Portfolio management emphasizes stocks of companies that Portfolio management believes have a high potential for above-average growth rates in earnings.

Portfolio management looks for companies that are leaders in their industries and that have the ability to achieve above-average earnings growth by capitalizing on favorable economic trends that favor those industries. Portfolio management also looks for companies that are introducing promising new products, achieving strong growth in sales of existing products through improved pricing or increasing sales volume, developing operating efficiencies or increasing market share. Companies with a high potential for above-average earnings growth can produce significant capital appreciation over time, but also frequently have above-average price/earnings ratios, above-average price/book value ratios, below-average dividends or other statistical characteristics associated with high relative valuation.

The Portfolio has no stated minimum holding period for investments and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER
Lawrence R. Fuller is the Portfolio Manager of the Global Growth Focus Portfolio. Mr. Fuller has been a Vice President of the Investment Adviser since 1992 and is responsible for the day-to- day management of the Portfolio's investment portfolio.

ABOUT THE INVESTMENT ADVISER
The Portfolio is managed by Merrill Lynch Asset Management.

EQUITY SECURITIES -- securities representing ownership of a company, such as common stock or preferred stock, as well as derivative instruments the value of which is based on a common stock or group of common stocks, such as OPTIONS and FUTURES.

PREFERRED STOCK -- a type of equity that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.

MARKET CAPITALIZATION -- the number of shares of a company's stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company's size.



 6                    MERRILL LYNCH GROWTH STOCK PORTFOLIO

INVESTMENT RISKS
--------------------------------------------------------------------------------

The Portfolio may use different investment strategies that involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized below.

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use; consult the Portfolio's annual/semi-annual reports.

                    THE MERRILL LYNCH GROWTH STOCK PORTFOLIO

                                    [CHART]

Each of these strategies and risks is explained in the Appendix to this Prospectus.


                      MERRILL LYNCH GROWTH STOCK PORTFOLIO                     7

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix that is part of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

 8                    MERRILL LYNCH GROWTH STOCK PORTFOLIO

                              Table  of  Contents


Merrill Lynch Capital Stock Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Capital Stock Portfolio at a Glance.......     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     7
Investment Risks............................................     8

                             APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                     MERRILL LYNCH CAPITAL STOCK PORTFOLIO

MERRILL LYNCH CAPITAL STOCK PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Capital Stock Portfolio is to seek long-term growth of capital and income, and moderate current income.

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio tries to choose a mix of investments including some that will increase in value, some that provide current income through interest or dividends, and some that may do both. The Portfolio tries to blend these investments to create a portfolio that produces long-term growth of capital and income and moderate current income while maintaining a low level of VOLATILITY during periods when equity markets are declining. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio invests primarily in EQUITY SECURITIES that are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as historical price/book value ratios and price/earnings ratios. The Portfolio invests in equities of U.S. and foreign companies. The Portfolio also may make defensive investments in other securities, including investment grade convertible and non-convertible, long-term debt securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

As with any mutual fund, the value of the Portfolio's investments, and therefore the value of the Portfolio's shares, may go up or down. Changes in the value of the Portfolio's equity investments may occur because the stock market is rising or falling, or as the result of specific factors that affect particular investments. If the value of the Portfolio's investments goes down, you may lose money.

The Portfolio may invest a substantial portion of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may be less liquid and harder to value than U.S. securities.

[KEY FACTS ICON]

In an effort to help you better
understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

VOLATILITY -- the frequency and amount of charges in a security's market value.

EQUITY SECURITIES -- securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

INVESTMENT GRADE -- fixed income securities rated in one of the four highest ratings categories by a major credit rating agency.

CONVERTIBLE SECURITIES -- fixed-income securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

                     MERRILL LYNCH CAPITAL STOCK PORTFOLIO                     3

[KEY FACTS LOGO]

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - are investing with long-term goals

       - want a professionally managed and diversified portfolio

       - are willing to accept the risk that the value of their investment may decline in exchange for potentially higher long-term returns

       - are looking for moderate current income

 4                   MERRILL LYNCH CAPITAL STOCK PORTFOLIO

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the S&P 500 Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                           30.2 %
1990                                                                            0.61%
1991                                                                           29.05%
1992                                                                            2.47%
1993                                                                           17.01%
1994                                                                           -5.12%
1995                                                                           20.73%
1996                                                                           16.54%
1997                                                                           22.47%
1998                                                                           15.56%

During the ten year period shown in the bar chart, the highest return for a quarter was 21.05% (quarter ended December 31, 1998) and the lowest return for a quarter was -16.77% (quarter ended September 30, 1998).

 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS     PAST TEN YEARS
----------------------------------------------------------------------------
 Series: Capital Stock
 Portfolio                        15.56%       13.57%           14.37%
----------------------------------------------------------------------------
 S&P 500 Index*                   28.58%       24.05%           19.20%
----------------------------------------------------------------------------

* The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

                     MERRILL LYNCH CAPITAL STOCK PORTFOLIO                     5

[KEY FACTS ICON]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                            CAPITAL STOCK PORTFOLIO
                                                              ----------------------------------------------------
                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                1998      1997+      1996+       1995       1994
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                  $     $23.25     $23.88     $21.64     $25.73
------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                     .33        .46        .41        .29
------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments and
 foreign currency transactions -- net                                        4.57       2.86       3.70      (1.50)
------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                            4.90       3.32       4.11      (1.21)
------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
 Investment income -- net                                                    (.22)      (.47)      (.34)      (.28)
 Realized gain on investments -- net                                        (1.14)     (3.48)     (1.53)     (2.60)
------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                          (1.36)     (3.95)     (1.87)     (2.88)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                        $     $26.79     $23.25     $23.88     $21.64
------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                   %     22.47%     16.54%     20.73%     (5.12)%
------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------
 Expenses                                                             %       .41%       .40%       .41%       .39%
------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                             %      1.38%      2.11%      1.98%      1.32%
------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                              $   $335,802   $289,696   $252,957   $206,647
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                   %     90.19%     74.30%    130.54%     71.19%
------------------------------------------------------------------------------------------------------------------

  * Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.

 6                   MERRILL LYNCH CAPITAL STOCK PORTFOLIO

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Portfolio will invest in a diversified portfolio consisting of equity securities that are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as historical price/book value ratios and price/earnings ratios. The Portfolio will generally invest at least 65% of its total assets in equity securities. Equity securities consist of:

       - Common Stock

       - PREFERRED STOCK

       - Securities convertible into Common Stock

The Portfolio may invest up to 20% of its total assets in foreign securities. There are no limits on the geographical allocation of the Portfolio's foreign investments. The Portfolio's management, however, anticipates that the Portfolio's foreign investments will primarily be in companies in Canada, Japan and the developed markets of Europe. The Portfolio may also invest in companies in emerging markets, but the Portfolio's management anticipates that a substantially greater portion of the Portfolio's investments will be in companies in developed countries.

When market or financial conditions warrant, the Portfolio may make temporary defensive investments in other securities. These securities include:

       - Non-convertible, investment grade long-term debt securities

       - Convertible securities

       - Cash or money market securities

The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates. Portfolio management, however, cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Portfolio is not required to hedge and may not do so.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Capital Stock Portfolio, since November 1995, and is primarily responsible for each of the Portfolio's day-to-day management. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

PREFERRED STOCK -- a type of equity security that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.

                   MERRILL LYNCH CAPITAL STOCK PORTFOLIO                     7

[DETAILS ABOUT THE PORTFOLIO ICON]

INVESTMENT RISKS
--------------------------------------------------------------------------------

The Portfolio may use different investment strategies that involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized below.

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/semi-annual reports.

                   THE MERRILL LYNCH CAPITAL STOCK PORTFOLIO

                                    [CHART]





Each of these strategies and risks is explained in the Appendix to this Prospectus.


 8                   MERRILL LYNCH CAPITAL STOCK PORTFOLIO

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix which is part of this prospectus.

If you would like further information about the Portfolio, including how it invests please see the Statement of Additional Information.

                     MERRILL LYNCH CAPITAL STOCK PORTFOLIO                     9

                              Table  of  Contents



Merrill Lynch Multiple Strategy Portfolio

                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Multiple Strategy Portfolio at a Glance...     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE PORTFOLIO
------------------------------------------------------------------
How the Portfolio Invests...................................     7
Investment Risks............................................    10

                             APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-2
Investment Risks............................................   A-2
How to Buy and Sell Shares..................................  A-11
How Shares are Priced.......................................  A-12
Dividends and Taxes.........................................  A-12

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE PORTFOLIO
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-13
Additional Information......................................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover

                   MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Multiple Strategy Portfolio is to seek high TOTAL INVESTMENT RETURN.

WHAT ARE THE PORTFOLIO'S OBJECTIVE AND GOALS?

The Portfolio tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Portfolio will achieve its goals.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

The Portfolio invests in U.S. and foreign equity and fixed-income securities. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio usually invests more in EQUITIES than in FIXED-INCOME securities. When it invests in fixed-income securities, the Portfolio will select INVESTMENT GRADE corporate securities, and obligations of U.S. or foreign governments and agencies or international organizations. The Portfolio can invest in securities denominated in foreign currencies. The Portfolio is non-diversified, which means that the Portfolio can invest more of its assets in fewer securities than most other funds.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

As with any mutual fund, the value of the Portfolio's investments, and therefore the value of the Portfolio's shares, may fluctuate. These changes in the value of the Portfolio's equity investments may occur because one or more stock markets around the world are generally rising or falling. Changes in the value of the Portfolio's fixed-income securities may occur in response to interest rate movements. Generally, when interest rates go up, the value of fixed-income securities goes down. Changes in the value of the Portfolio's equity and fixed-income investments may also occur as the result of specific factors that affect the value of a particular investment. If the value of the Portfolio's investments goes down, you may lose money.

[KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

TOTAL INVESTMENT RETURN -- the combination of capital appreciation (from increases or decreases in market value of investments) and current income (from interest or dividends).

EQUITIES -- securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

FIXED-INCOME SECURITIES -- instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

INVESTMENT GRADE -- fixed income securities may be rated according to their credit quality. Securities with credit quality equivalent to any of the four highest rating categories can be called "investment grade."





                   MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO                  3

[KEY FACTS LOGO]

The Portfolio is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Portfolio's risk is increased because each investment has a greater effect on the Portfolio's performance. This helps the Portfolio's performance when its investments are successful, but hurts the Portfolio's performance when its investments are unsuccessful.

The Portfolio can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

WHO SHOULD INVEST?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

       - are investing for long-term goals

       - want a professionally managed portfolio

       - are looking for exposure to a variety of asset classes, including investments in foreign markets

       - are willing to accept higher risk in exchange for potentially higher long-term returns

       - are not looking for a significant amount of current income

 4                 MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance for the past ten calendar years. The table compares the average annual total returns for the Portfolio's shares for the periods shown with the S&P 500 Index and the Weighted Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

1989                                                                           21.31%
1990                                                                            4.91%
1991                                                                           25.97%
1992                                                                            4.35%
1993                                                                           16.66%
1994                                                                           -5.05%
1995                                                                           17.55%
1996                                                                           14.32%
1997                                                                           19.17%
1998                                                                           10.83%

During the ten year period shown in the bar chart, the highest return for a quarter was 12.72% (quarter ended June 30, 1997) and the lowest return for a quarter was -10.85% (quarter ended September 30, 1998).

 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST          PAST          PAST TEN
       DECEMBER 31, 1998         ONE YEAR     FIVE YEARS        YEARS
--------------------------------------------------------------------------
 Series: Multiple Strategy
 Portfolio                        10.83%        11.00%          12.64%
--------------------------------------------------------------------------
 S&P 500 Index*                   28.58%        24.05%          19.20%
--------------------------------------------------------------------------
 Weighted Index**                 19.47%        15.66%          14.39%
--------------------------------------------------------------------------

 * The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

** This unmanaged index, which is an equally weighted blend of the S&P 500 Index and the Merrill Lynch U.S. Corporate & Government Master Index, is comprised of common stocks as well as investment-grade bonds. Past performance is not predictive of future performance.

                   MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO                   5

[KEY FACTS ICON]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report to shareholders, which is available upon request.

                                                                             MULTIPLE STRATEGY PORTFOLIO
                                                     ----------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSET VALUE:             1998           1997+            1996+            1995+            1994+
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                         $           $17.13           $17.24           $16.22           $19.84
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                  .47              .53              .56              .50
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions -- net                                                      2.57             1.63             2.03            (1.39)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         3.04             2.16             2.59             (.89)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
 Investment income -- net                                                 (.29)            (.60)            (.48)            (.57)
 Realized gain on investments -- net                                      (.91)           (1.57)           (1.09)           (2.16)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                       (1.20)           (2.27)           (1.57)           (2.73)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                        $              $    18.97       $    17.13       $    17.24       $    16.22
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                          %           19.17%           14.32%           17.55%           (5.05)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                    %             .39%             .39%             .38%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                    %            2.65%            3.26%            3.44%            2.97%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
 Net assets, end of year (in thousands)              $              $1,329,531       $1,211,185       $1,169,357       $1,082,083
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                          %          108.41%          143.82%          140.83%           68.12%
---------------------------------------------------------------------------------------------------------------------------------

    * Total investment returns exclude insurance-related fees and expenses.
    +  Based on average shares outstanding.

 6                 MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

HOW THE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Portfolio can invest in both equity securities and fixed-income securities. The equity securities in which the Portfolio invests consist of:

       - Common Stock

       - Preferred Stock

       - Securities convertible into Common Stock

       - Derivative securities, such as OPTIONS and FUTURES, the value of which is based on a common stock or group of common stocks.

The fixed-income securities in which the Portfolio invests consist of:

       - short-, intermediate-, and long-term U.S. and foreign government debt securities

       - short-, intermediate-, and long-term investment grade corporate debt securities and asset backed securities

       - money market securities

The Portfolio may invest entirely in equity securities, entirely in fixed-income securities, or partly in equity securities and partly in fixed-income securities. The Portfolio will usually hold at least some equity securities and some fixed-income securities.

The Portfolio will invest primarily in U.S. securities, but may invest up to 25% of its total assets in foreign securities. At the present time, the Portfolio expects its foreign investments will be focused on Canada, Western Europe, the Far East, and Latin America.

The Portfolio's management will select the percentages of the total portfolio invested in equity securities and fixed-income securities, as well as the geographic allocation of the Portfolio's investments, based on its views of general economic and financial trends in various countries and industries. Portfolio management may place particular emphasis on the following considerations:

       - inflation

       - commodity prices

       - the direction of interest and currency movements

       - estimates of growth in industrial output and profits and

       - government fiscal policies

[DETAILS ABOUT THE PORTFOLIO ICON]

ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Multiple Strategy Portfolio since November 1995, and is primarily responsible for the Portfolio's day-to-day management. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

OPTIONS -- exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period.

FUTURES -- exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

                   MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO                   7

[DETAILS ABOUT THE PORTFOLIO ICON]

Portfolio management's analysis of economic and financial trends does not guarantee successful results.

The Portfolio's management will seek to allocate the Portfolio's investments among the various types of securities in which the Portfolio may invest in a manner that it believes will best capitalize on the economic and financial trends that it perceives. For example, if the Portfolio's management believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Portfolio may emphasize fixed-income investments. Similarly, if the Portfolio's management believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region, the Portfolio may emphasize equity investments in that country or region. There is no guarantee that Portfolio management will be able to correctly forecast economic or financial trends or be able to select investments that will benefit from the trends perceived by Portfolio management.

The Portfolio may also invest in fixed-income securities, including U.S. and foreign government securities and corporate debt securities. The Portfolio will only invest in debt securities that are rated investment grade by Standard & Poor's Ratings Group or Moody's Investor's Service, Inc., or unrated securities which, in the opinion of Portfolio management, are of comparable quality. The Portfolio may invest in fixed-income securities of any maturity. Changes in the value of fixed income securities may occur in response to interest rate movements. Generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Portfolio may invest a substantial portion of its assets in fixed-income securities with long-term maturities, rising interest rates may cause the value of the Portfolio's fixed-income investments to decline significantly.

The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Portfolio management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

 8                 MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

The Portfolio may also invest in securities the potential return of which is based on the change in the specified interest rate or equity index (an "indexed note"). For example, the Portfolio may invest in a security that pays a variable amount of interest or principal based on the current level of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Portfolio may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index (an "inverse note"). Inverse notes generally change in value in a manner that is opposite to most fixed-income securities -- that is, interest rates or principal payments on inverse notes increase when the underlying interest or equity index decreases and decrease when the underlying interest rate or equity index increases. Certain indexed notes and inverse notes have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Portfolio's investments in such instruments may decline in value significantly if interest rates or equity index levels move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which the Portfolio may invest, please see the table below and the Appendix to this Prospectus.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

                   MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO                   9

The Portfolio may use different investment strategies that involve various types of risk. The strategies that this Portfolio may use and the types of risk involved are summarized below:

INVESTMENT RISKS
--------------------------------------------------------------------------------

This table shows the investment strategies that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio's annual/semi-annual reports.

                 THE MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

                                    [CHART]

Each of these strategies and risks is explained in the Appendix to this Prospectus.

 10                MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Portfolio is discussed in the Appendix which is part of this prospectus.

If you would like further information about the Portfolio, including how it invests please see the Statement of Additional Information.

                   MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO                  11

                              Table  of  Contents


APPENDIX
Merrill Lynch Series Fund, Inc.

This Appendix constitutes part of the Prospectus for the shares of Merrill Lynch Money Reserve Portfolio, Merrill Lynch Intermediate Government Bond Portfolio, Merrill Lynch Long Term Corporate Bond Portfolio, Merrill Lynch High Yield Portfolio, Merrill Lynch Capital Stock Portfolio, Merrill Lynch Growth Stock Portfolio, Merrill Lynch Multiple Strategy Portfolio, Merrill Lynch Natural Resources Portfolio, Merrill Lynch Global Strategy Portfolio and Merrill Lynch Balanced Portfolio (hereinafter referred to as the "Portfolios" or individually as a "Portfolio").

                                                             PAGE
[KEY FACTS ICON]
YOUR ACCOUNT
-----------------------------------------------------------------
The Insurance Companies.....................................    2
Investment Risks............................................    2
How to Buy and Sell Shares..................................   11
How Shares are Priced.......................................   12
Dividends and Taxes.........................................   12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO
-----------------------------------------------------------------
Merrill Lynch Asset Management..............................   13
Additional Information......................................   14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover

                        MERRILL LYNCH SERIES FUND, INC.

[YOUR ACCOUNT ICON]


THE INSURANCE COMPANIES
--------------------------------------------------------------------------------

Shares of the Portfolios currently are sold only to separate accounts of the Merrill Lynch Life Insurance Companies, as defined below, and Monarch Life Insurance Company's Variable Account A (collectively, the "Accounts") to fund benefits under Variable Life Insurance Policies (the "Policies") issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc. (collectively, the "Merrill Lynch Insurance Companies"), and Monarch Life Insurance Company ("Monarch" and, together with the Merrill Lynch Life Insurance Companies, the "Insurance Companies"). The investment adviser of the Merrill Lynch Series Fund, Inc. (the "Fund"), Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), is also a wholly owned subsidiary of Merrill Lynch & Co., Inc. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner, which are set forth in the Policy. A Policy owner has no interest in the shares of a Portfolio, but only in the Policy. A Policy is described in the prospectus for that Policy. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Portfolio, and any distributions on such shares, and the benefits provided under a Policy. The prospectus for the Policy also describes various fees payable to the Insurance Companies and charges to the separate accounts made by the Insurance Companies with respect to the Policy. Since shares of the Portfolios will be sold only to the Insurance Companies for the Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies.

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This section contains a discussion of certain investment strategies that may be used by the Portfolios. The forepart of this Prospectus indicates which of the following strategies may be used by each Portfolio. The risks associated with each of these strategies are described in greater detail in the following section of this Appendix, "Types of Investment Risk". As with any mutual fund, there can be no guarantee that a Portfolio will meet its goals or that a Portfolio's performance will be positive for any period of time.

BORROWING AND LEVERAGE -- Each Portfolio may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Portfolio shares and in the yield on the Portfolio's portfolio. Borrowing will cost the Portfolio interest expense and

                        MERRILL LYNCH SERIES FUND, INC.                        3

[YOUR ACCOUNT ICON]

other fees. The cost of borrowing may reduce the Portfolio's return. Borrowing involves leverage risk.

SHORT-TERM INVESTMENTS -- Each Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper or treasury bills. As a temporary measure for defensive purposes, each Portfolio may invest more heavily in these securities, without limitation. A Portfolio may also increase its investment in these securities when Portfolio management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a Portfolio to achieve its investment objective. Short-term investments involve credit risk.

REPURCHASE AGREEMENTS -- Each Portfolio may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Portfolio will have to attempt to sell the security in the market for its current value, which may be less than the amount the Portfolio paid for the security. Repurchase agreements involve credit risk.

SECURITIES LENDING -- Each Portfolio may lend a portion of its portfolio securities. A Portfolio may lend portfolio securities to financial institutions in return for collateral in the form of government securities or cash. A Portfolio making a securities loan will either receive a fee from the borrower or pay the borrower interest in return for the right to seek to invest cash collateral at a higher rate. If a borrower fails to return a Portfolio's security, the Portfolio will have to attempt to liquidate the borrower's collateral, which may be worth less than the Portfolio's security. Securities loans involve leverage risk and credit risk.

SHORT-TERM TRADING -- Each Portfolio can buy and sell securities whenever it sees a market opportunity, and therefore each Portfolio may engage in short-term trading. Short-term trading may increase a Portfolio's expenses and have tax consequences. Short-term trading involves market risk and selection risk.

 4                      MERRILL LYNCH SERIES FUND, INC.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD
COMMITMENTS -- When-issued and delayed-delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price. When-issued and delayed-delivery securities and forward commitments involve market risk, selection risk and leverage risk.

NON-INVESTMENT GRADE SECURITIES -- Non-investment grade securities, otherwise known as "junk bonds", are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Portfolio management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Portfolio. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.

FOREIGN SECURITIES -- Certain Portfolios may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Portfolio will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

RESTRICTED AND ILLIQUID SECURITIES -- Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Portfolio buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk.

                        MERRILL LYNCH SERIES FUND, INC.                        5

[YOUR ACCOUNT ICON]

COVERED CALL OPTIONS -- Certain Portfolios can sell covered call options, which are options that give the purchaser the right to require a Portfolio to sell a security owned by the Portfolio to the purchaser at a specified price within a limited time period. These Portfolios may also sell the purchaser a right to require the Portfolio to make a payment based on the level of an index that is closely correlated with some of the Portfolio's holdings. A Portfolio will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Portfolio will partially offset any losses on the underlying security. By writing a covered call option, however, a Portfolio limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

INDEXED DERIVATIVE SECURITIES -- Certain Portfolios may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some Portfolios may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities -- that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Portfolio to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Portfolio's investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

FUTURES AND OPTIONS -- Certain Portfolios may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the

 6                      MERRILL LYNCH SERIES FUND, INC.

right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Portfolios will use futures and options primarily for hedging purposes -- that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Portfolio can fully implement its investment strategy. The Natural Resources, Global Strategy and Multiple Strategy Portfolios may use options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Portfolio or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Portfolio, in which case losses on the holdings being hedged may not be reduced.

CURRENCY CONTRACTS -- Certain Portfolios may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Portfolio. In order to seek to limit such changes, certain Portfolios may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Portfolio holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Portfolio or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced. A Portfolio may not be able to (or may not try to) hedge all currency risks, and there is no guaranty that a Portfolio's currency hedging, if attempted, will be successful. A Portfolio may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk and correla

                        MERRILL LYNCH SERIES FUND, INC.                        7

[YOUR ACCOUNT ICON]
TYPES OF INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Portfolio.

CORRELATION RISK -- The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Portfolio management. Correlation risk is associated with hedging transactions, in which a Portfolio uses a derivative to offset the risk that other Portfolio holdings may decrease in value or that potential investment opportunities may increase in value before the Portfolio can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Portfolio, in which case any losses on the holdings or potential holdings being hedged may not be reduced.

CREDIT RISK -- The risk that the issuer of an investment or other party to a trade will be unable to honor its obligations to a Portfolio.

CURRENCY RISK -- The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

INFORMATION RISK -- The risk that important information about a security or market is inaccurate, unreliable or unavailable.

LEVERAGE RISK -- The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time that a Portfolio would like or at the price that a Portfolio believes the security is currently worth.

MARKET RISK/INTEREST RATE RISK -- The risk that the entire market will undergo an unanticipated change in value, including the possibility that the market will go down sharply and unpredictably. For fixed-income investments, this includes the risk that the value of an investment will decrease as a result of changes in interest rates. Generally, when interest rates increase, fixed-income

 8                      MERRILL LYNCH SERIES FUND, INC.

securities decrease in value and longer-term fixed-income securities decrease in value more than short-term fixed-income securities.

POLITICAL RISK -- The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

SELECTION RISK -- The risk that a specific Portfolio investment will underperform the market.

VALUATION RISK -- The risk that a Portfolio has valued an investment at a higher price than it can actually obtain upon a sale.

SPECIAL RISKS ASSOCIATED WITH
FOREIGN INVESTMENTS GENERALLY
--------------------------------------------------------------------------------

FOREIGN MARKET RISK -- Investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

       - The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross domestic product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

       - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

       - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Portfolio's ability to purchase or sell foreign securities or

                        MERRILL LYNCH SERIES FUND, INC.                        9

[YOUR ACCOUNT ICON]

         transfer its assets or income back into the United States, or otherwise adversely affect the Portfolio's operations.

       - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States.

       - Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

       - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Portfolio's assets may be uninvested and not earning returns. The Portfolio may miss investment opportunities or be unable to sell an investment because of these delays.

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES -- A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Portfolio's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for a Portfolio than investment companies invested only in the U.S.

 10                     MERRILL LYNCH SERIES FUND, INC.

SPECIAL RISKS ASSOCIATED WITH EUROPEAN ECONOMIC
AND MONETARY UNION ("EMU")
--------------------------------------------------------------------------------

A number of European countries have agreed to enter into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which a Portfolio may invest, a Portfolio could be adversely affected:

       - If the euro, or EMU as a whole, does not take effect as planned.

       - If a participating country withdraws from EMU.

       - If the computing, accounting and trading systems used by the Portfolio's service providers, or by other entities with which the Portfolio or its service providers do business, are not capable of recognizing the euro as a distinct currency beginning with euro conversion.

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Fund continuously offers shares in each of its Portfolios, without sales charge, to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Portfolio after an order is placed.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Fund will redeem all full and fractional shares of the Portfolios for cash. The price of redeemed shares is based on the next calculation of net asset value

                        MERRILL LYNCH SERIES FUND, INC.                       11

[YOUR ACCOUNT ICON]

after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the net asset value of such shares at such time.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When an Insurance Company purchases shares, the Insurance Company pays the NET ASSET VALUE. This is the offering price. Shares are also redeemed at their net asset value. Each Portfolio calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining the price for the purchase or redemption of shares is the next one calculated after the purchase or redemption order is placed. Foreign securities owned by a Portfolio may trade on weekends or other days when a Portfolio does not price its shares. As a result, the Portfolio's net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Portfolio's shares. The Money Reserve Portfolio will generally maintain a net asset value of $1.00 per share.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Money Reserve Portfolio will declare DIVIDENDS daily and will reinvest dividends monthly in additional full and fractional shares of the Portfolio. The Intermediate Government Bond, High Yield and Long Term Corporate Bond Portfolios will declare dividends monthly and reinvest dividends monthly in additional shares of those Portfolios. The Natural Resources, Global Strategy, Balanced, Capital Stock, Growth Stock and Multiple Strategy Portfolios will declare dividends at least semi-annually and will reinvest dividends at least semi-annually in additional shares of the respective Portfolios.

Dividends paid by the Fund may be included in an Insurance Company's gross income. The tax treatment of these dividends depends on the Insurance Company's tax status. A description of an Insurance Company's tax status is contained in the prospectus for the Policy.

NET ASSET VALUE -- the market value of the Portfolio's total assets after deducting liabilities divided by the number of shares outstanding.

DIVIDENDS -- Ordinary income and capital gains paid to shareholders. Dividends will be reinvested in additional Portfolio shares as they are paid.






 12                     MERRILL LYNCH SERIES FUND, INC.

[MANAGEMENT OF THE PORTFOLIO ICON]


MERRILL LYNCH ASSET MANAGEMENT
--------------------------------------------------------------------------------

Merrill Lynch Asset Management, the Fund's Investment Adviser, manages the Fund's investments and its business operations under the overall supervision of the Fund's Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Fund. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives. For the fiscal year ended December 31, 1998 the Investment Adviser
received a management fee of $[          ] of which $[          ] related to the
Money Reserve Portfolio (representing [          ]% of its average net assets),
$[          ] related to the Intermediate Government Bond Portfolio
(representing [          ]% of its average net assets), $[          ] related to
the Long Term Corporate Bond Portfolio (representing [          ]% of its
average net assets), $[          ] related to the High Yield Portfolio
(representing [          ]% of its average net assets), $[          ] related to
the Capital Stock Portfolio (representing [          ]% of its average net
assets), $[          ] related to the Growth Stock Portfolio (representing
[          ]% of its average net assets), $[          ] related to the Multiple
Strategy Portfolio (representing [          ]% of its average net assets),
$[          ] related to the Natural Resources Portfolio (representing
[          ]% of its average net assets), $[          ] related to the Global
Strategy Portfolio (representing [          ]% of its average net assets), and
$[          ] related to the Balanced Portfolio (representing [          ]% of
its average net assets).

Monarch has an agreement with the Investment Adviser and Merrill Lynch Life Agency, Inc. under which Monarch reimburses the expenses of each Portfolio which exceeds 0.50% of its average net assets. For the fiscal year ended December 31,
1998, Monarch reimbursed a total of $          in expenses, $          of which
were attributed to           .

Merrill Lynch Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $473 billion in investment company and other portfolio assets under management as of September 1998. This amount includes assets managed for Merrill Lynch affiliates.

A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Fund's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected.

                        MERRILL LYNCH SERIES FUND, INC.                       13

[MANAGEMENT OF THE PORTFOLIO ICON]

The Fund's other service providers have told the Fund's management that they also expect to resolve the Year 2000 Problem, and the Fund's management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Fund invests, and this could hurt the Fund's investment returns.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ADVISER -- Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Fund.

INDEPENDENT AUDITORS -- Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to annual ratification by the Fund's shareholders.

CUSTODIAN -- The Bank of New York, 110 Washington Street, New York, New York 10286, acts as Custodian of the Fund's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Fund's Developing Capital Markets Focus Portfolio.

TRANSFER AND DIVIDEND DISBURSING AGENT -- Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Fund's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Portfolio and will be entitled to reimbursement of out-of-pocket expenses.

LEGAL COUNSEL -- Rogers & Wells LLP, New York, New York, is counsel for the
Fund.


 14                     MERRILL LYNCH SERIES FUND, INC.

[MORE INFORMATION ICON]
SHAREHOLDER REPORTS

Additional information about the investments of each Portfolio is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. You may obtain these reports at no cost by calling (609) 282-2800.

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information contains further information about each Portfolio and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Merrill Lynch Series Fund, Inc. P.O. Box 9011, Princeton, New Jersey 08543-9011 or by calling (609) 282-2800.

Contact the Fund at the telephone number or address indicated above if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                                   PROSPECTUS

                              [MERRILL LYNCH LOGO}

                                 Merrill Lynch
                               Series Fund, Inc.

                               April      , 1999

Investment Company Act file nos. 2-69062 and 811-3091
Code #

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
MARCH 8, 1999

                        MERRILL LYNCH SERIES FUND, INC.
   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 - PHONE NO. (609) 282-2800

     Merrill Lynch Series Fund, Inc. (the "Fund") is an open-end management investment company which has a wide range of investment objectives among its ten separate Portfolios: Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long Term Corporate Bond Portfolio, High Yield Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, Natural Resources Portfolio, Global Strategy Portfolio and Balanced Portfolio. Each Portfolio is in effect a separate fund issuing its own shares.

     The shares of the Portfolios will be sold only to separate accounts of the Merrill Lynch Insurance Companies, as defined below, and Monarch Life Insurance Company's Variable Account A (collectively, the "Accounts") to fund benefits under Variable Life Insurance Policies (the "Policies") issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc. (collectively, the "Merrill Lynch Insurance Companies"), and Monarch Life Insurance Company ("Monarch" and, together with the Merrill Lynch Insurance Companies, the "Insurance Companies"). The investment adviser of the Fund, Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), is also a wholly owned subsidiary of Merrill Lynch & Co., Inc. The Accounts invest in shares of the Fund in accordance with allocation instructions received from Policyowners. Such allocation rights are further described in the accompanying Prospectus for the Policies. The Insurance Companies redeem shares to the extent necessary to provide benefits under the Policies.
                            ------------------------

     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund (the
"Prospectus") dated April   , 1999, which has been filed with the Securities and
Exchange Commission (the "SEC") and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling 800-456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.
                            ------------------------

              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR
                            ------------------------

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Maturity of Fixed Income Investments........................    2
Investment Restrictions.....................................    2
Portfolio Strategies........................................    4
Management of the Fund......................................   13
Investment Advisory Arrangements............................   15
Determination of Net Asset Value............................   16
Portfolio Transactions and Brokerage........................   17
Redemption of Shares........................................   18
Dividends, Distributions and Taxes..........................   19
Distribution Arrangements...................................   19
Performance Data............................................   20
Additional Information......................................   21
Financial Statements........................................   22

                      MATURITY OF FIXED INCOME INVESTMENTS

     Certain Portfolios that invest in fixed-income securities have limits on the maturity of each fixed-income investment or on the average maturity of the portfolio. For purposes of applying these limits, each Portfolio will consider a fixed-income security's maturity to be its stated maturity (the date the issuer is scheduled to make its final payment of principal), except that

     - for a security with an unconditional put entitling a Portfolio to receive the security's approximate amortized cost, the maturity will be considered to be the next put date;

     - for mortgage-backed and other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Portfolio manager believes to be reasonable;

     - for a variable or floating rate investment grade security that the Portfolio manager believes will have a market value approximating amortized cost on the next interest reset date, the maturity will be considered to be the next reset date; and

     - for a Portfolio that operates under SEC rules that specifically define the maturity of a security, the maturity of a security will be the maturity determined in a manner consistent with the SEC rules.

                            INVESTMENT RESTRICTIONS

RESTRICTIONS APPLICABLE TO ALL OF THE PORTFOLIOS

     The Fund has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the Investment Company Act of 1940 (the "Investment Company Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. The Fund may not issue senior securities (except to the extent that borrowings under item (9) below exceeding 5% may be deemed to be senior securities under the Investment Company Act of 1940) and, subject to the separate restrictions on the types of securities in which the Money Reserve and Intermediate Government Bond Portfolios may invest as set forth below, each Portfolio of the Fund may not:

          1. Except with respect to the Natural Resources and Global Strategy Portfolios, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) and (b) purchase more than either
     (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies, bank money instruments or bank repurchase agreements.

          2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction), except for the Natural Resources Portfolio, which when management anticipates significant economic, political or financial instability, may, subject to the diversification requirements of the Internal Revenue Code of 1986 (the "Code") relating to qualification under the Code as a regulated investment company, invest more than 25% of its total assets in gold-related companies.

          3. Alone, or together with any other Portfolio or Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

          4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and only if immediately thereafter not more than 10% of such Portfolio's total assets, taken at market value, would be invested in such securities.

          5. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that any Portfolio may purchase securities of issuers which invest or deal in any of the above and the Multiple Strategy, Natural Resources and Global Strategy Portfolios may engage in transactions in currency, forward currency contracts, futures contracts and options thereon and the Natural Resources Portfolio may purchase, sell or otherwise invest or deal in commodities or commodity contracts. (As a matter of operating policy, however, the Natural Resources Portfolio at present does not intend to engage in transactions in commodities or commodity contracts, other than foreign currency, futures contracts and options on futures.)

          6. Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and the Multiple Strategy, Natural Resources and Global Strategy Portfolios may make margin payments in connection with transactions in options, forward currency contracts, futures contracts and options on futures contracts) or make short sales of securities or maintain a short position (except that the Multiple Strategy Portfolio, Natural Resources and Global Strategy Portfolios may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts).

          7. Make loans, except as provided in (8) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations not being considered the making of a loan).

          8. Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under
     "Other Portfolio Strategies--Lending of Portfolio Securities" on page   of
     the Prospectus.

          9. Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes.

          10. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio except as may be necessary in connection with borrowings mentioned in (9) above (and then such mortgaging, pledging or hypothecating may not exceed 10% of such Portfolio's total assets, taken at market value at the time thereof), and except as may be necessary for the Multiple Strategy Portfolio, Natural Resources Portfolio or Global Strategy Portfolio in connection with transactions in options, forward currency contracts, futures contracts and options on futures contracts. In order to comply with certain state statutes, each Portfolio, other than the Multiple Strategy Portfolio, Natural Resources Portfolio or Global Strategy Portfolio, will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10% of the value of such Portfolio's shares at the maximum offering price.

          11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the "Securities Act") in selling portfolio securities.

          12. Except for the Multiple Strategy, Natural Resources and Global Strategy Portfolios, write, purchase or sell puts, calls or combinations thereof, except that the Capital Stock Portfolio and the Balanced Portfolio may write covered call options.

          13. Except with respect to the Capital Stock Portfolio, the Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio, invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, and in the case of the Capital Stock Portfolio 20% of its total assets, taken at market value at the time of the investment, would be invested in such securities;

     provided, however, that up to 25% of the total assets of such Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange (the "NYSE"). (As a matter of operating policy, however, the Multiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be invested in such securities. In addition, the Balanced Portfolio, as a matter of operating policy, does not intend to invest any portion of its assets in the securities of foreign issuers.) See "Other Portfolio Strategies--Foreign Securities" in the Prospectus. Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

          14. Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the "bunching" of orders for the sale or purchase of portfolio securities with the other Portfolios or with individually managed accounts advised or sponsored by Merrill Lynch Asset Management L.P. (the "Investment Adviser") or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

          15. Purchase or retain the securities of any issuer, if those individual officers and directors of the Fund, the Investment Adviser or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

RESTRICTIONS APPLICABLE ONLY TO THE MONEY RESERVE AND INTERMEDIATE GOVERNMENT BOND PORTFOLIOS

     The Money Reserve Portfolio may not invest in any security which is not a short-term money market security as described under "Investment Objectives and Policies of the Portfolios--Money Reserve Portfolio" in the Prospectus. The Intermediate Government Bond Portfolio may not invest in any security which is not issued or guaranteed by the U.S. Government or one of its agencies or which has a stated maturity greater than fifteen years from the date of purchase.

SPECIAL CONSIDERATIONS WITH RESPECT TO THE NATURAL RESOURCES PORTFOLIO

     In determining compliance by the Natural Resources Portfolio with its policy on investing in the securities of issuers primarily engaged in the same industry, management will rely on the industrial classifications contained in the Standard & Poor's Register of Corporations, Directors and Executives.

                              PORTFOLIO STRATEGIES

     Gold-Related Companies and Securities. Under certain circumstances, the Natural Resources Portfolio has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

     The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, the People's Republic of China, the Philippines and Australia. Sales of gold by Russia and China are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within South Africa may affect significantly South African gold production.

     See "Portfolio Strategies--Foreign Securities" for special considerations in investments in foreign securities.

     The Portfolio should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Portfolio may not be appropriate as the exclusive investment to fund a variable life insurance policy ("Policy") for all Policy owners.

     The Natural Resources Portfolio may seek to hedge against adverse currency fluctuations of its non-dollar denominated securities and other assets and liabilities by engaging in currency transactions, such as currency swaps and purchasing and selling options on currencies. The Portfolio is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indicies whose performance is substantially correlated with securities held in its portfolio, or on securities it intends to purchase and to purchase put options on securities held in its portfolio, and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities). See "Transactions in Options. Futures and Currency."

     The Fund and Merrill Lynch Funds Distributor, Inc., the distributor of the Fund's shares, reserve the right to suspend the sale of shares of the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

     Forward Commitments. Portfolios may purchase U.S. Government securities and corporate bonds on a forward commitment basis at fixed purchase terms with periods of up to 45 days or, in the case of the Money Reserve Portfolio, 180 days between the commitment and settlement dates. The purchase will be recorded on the date a Portfolio enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Portfolio's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Portfolio will be established with The Bank of New York, Custodian of the Fund, consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of the forward commitment. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if management of the Fund deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Portfolios will enter into forward commitment arrangements only with respect to securities in which they may otherwise invest as described under "Investment Objectives and
Policies of the Portfolios" on page   of the Prospectus.

     Lending of Portfolio Securities. Subject to investment restriction (8) above, each Portfolio may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained in amounts equal to at least 100% of the current market value of the loaned securities at all times while the loan is outstanding. Any cash collateral will be invested in short-term securities, the income from which will increase the return to the Portfolio. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Portfolio will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. Such loans will be terminable at any time. The Portfolio may pay reasonable finders', administrative and custodial fees to persons unaffiliated with the Portfolio in connection with the arranging of such loans. The dividends, interest, and other distributions received by the Portfolio on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under "Dividends, Distributions and Taxes--Federal Income Taxes." The Fund's Portfolios intend to lend portfolio securities only to the extent that such activity does not jeopardize the Fund's qualification as a regulated investment company under Subchapter M of the Code.

     Foreign Securities. No Portfolio, other than the Capital Stock Portfolio, Multiple Strategy Portfolio, Natural Resources Portfolio and the Global Strategy Portfolio, may invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of the investment, would be invested in such securities; provided, however, that up to 25% of the total assets of such Portfolio, other than the Multiple Strategy Portfolio. Natural Resources Portfolio or Global Strategy Portfolio, may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange (the "NYSE"). In order for shares of the Portfolios to remain eligible investments for the Accounts, the Fund has undertaken to comply with certain diversification requirements in accordance with state insurance laws. As a matter of operating policy, the Multiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be invested in such securities, and the Capital Stock Portfolio will not invest in such securities if at the time of acquisition more than 20% of its total assets would be invested in such securities. In addition, as a matter of operating policy, the Balanced Portfolio will not invest any portion of its assets in the securities of foreign issuers.

     Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should become necessary, the Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. The operating expense ratio of a Portfolio investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Portfolio, such as custodial and brokerage costs, are higher. Transaction costs in foreign securities may be higher. In addition, net investment income received by a Portfolio on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Portfolio's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Portfolio. As a matter of operating policy, no Portfolio which may invest in foreign securities (other than the Natural Resources Portfolio, Capital Stock Portfolio and Global Strategy Portfolio) may concentrate its investments in any particular foreign country, and each such Portfolio (other than the Multiple Strategy Portfolio, High Yield Portfolio, Capital Stock Portfolio, Natural Resources Portfolio and Global Strategy Portfolio) will purchase only securities issued in U.S. dollar denominations. A Portfolio's return on investments in non-U.S. dollar denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Portfolio holds such investments.

     Investment in Eurodollar and Yankeedollar Obligations. As is discussed in the Prospectus, the Money Reserve Portfolio may invest in U.S. dollar-denominated obligations issued by foreign banks or branches or subsidiaries of U.S. or foreign banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). Investment in Eurodollar and Yankeedollar obligations may involve different risks from the risks of investing in obligations of U.S. banks. See "Other Portfolio Strategies--Foreign Securities" in the Prospectus. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar obligations may be held outside of the United States, and the Money Reserve Portfolio may be subject to the risks associated with the holding of such property overseas. Eurodollar obligations of the Money Reserve Portfolio held overseas will be held by foreign branches of the Custodian for the Money Reserve Portfolio or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

     The Investment Adviser will consider the above factors in making investments in Eurodollar and Yankeedollar obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Reserve Portfolio will limit its Eurodollar and Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     Liquidity. In order to assure that each Portfolio of the Fund has sufficient liquidity, as a matter of operating policy no Portfolio may invest more than 10% of its net assets in securities for which market disposition is not readily available. Market disposition may not be readily available for repurchase agreements maturing in more than seven days and for securities having restrictions on resale.

     While no Portfolio may purchase illiquid securities in an amount exceeding 10% of its net assets, each Portfolio may purchase without regard to that limitation securities that are not registered under the Securities Act of 1933 (the "Securities Act"), but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Fund's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

     Restricted Securities. From time to time the High Yield Portfolio may invest up to 10% of its assets in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished, and if such securities may be resold without registration, such resale may be permissible only in limited quantities. In either event, the Portfolio may not be able to sell its restricted securities at a time which, in the judgment of the Investment Adviser, would be most opportune.

     Standby Commitment Agreements. The High Yield Portfolio may from time to time enter into standby commitment agreements. Such agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Portfolio has committed to purchase. The Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Portfolio. The Portfolio will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of the portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. The Portfolio will at all times maintain a segregated account with the Fund's Custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Portfolio's net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

TRANSACTIONS IN OPTIONS, FUTURES AND CURRENCY

     Certain Portfolios of the Fund are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

     Indexed and Inverse Securities. The Money Reserve Portfolio, the Long Term Corporate Bond Portfolio, the Balanced Portfolio, the Natural Resources Portfolio, the Global Strategy Portfolio, the Intermediate Government Bond Portfolio and the Multiple Strategy Portfolio may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Portfolio may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the S&P 500 Index or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Natural Resources Portfolio, the Global Strategy Portfolio, and the Multiple Strategy Portfolio may invest in securities the potential return of which is based inversely on the change in an index. For example, these Portfolios may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Portfolio invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Fund believes that indexed and inverse securities may provide portfolio management flexibility that permits Portfolios to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

     Options on Securities and Securities Indices

     Purchasing Options. The Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Portfolio purchases a put option, in consideration for an upfront payment (the "option premium") the Portfolio acquires a right to sell to another party specified securities owned by the Portfolio at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Portfolio's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Portfolio will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized with the purchase of the put.

     The Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio are each also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Portfolio purchases a call option, in consideration for the option premium the Portfolio acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Portfolio from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Portfolio is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Portfolio determines not to purchase a security underlying a call option, however, the Portfolio may lose the entire option premium.

     Each of the Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio also is authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. The Natural Resources Portfolio, the Global Strategy Portfolio, the Balanced Portfolio and the Multiple Strategy Portfolio are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Portfolio writes a call option, in return for an option premium the Portfolio gives another party the right to buy specified securities owned by the Portfolio at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Portfolio may write call options to earn income, through the receipt of option premiums. In the event the party to which the Portfolio has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Portfolio will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Portfolio limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     The Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio each may also write put options on securities or securities indices. When a Portfolio writes a put option, in return for an option premium the Portfolio gives another party the right to sell to the Portfolio a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Portfolio may write put options to earn income, through the receipt of option premiums. In the event the party to which the Portfolio has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Portfolio will profit by the amount of the option premium. By writing a put option, however, the Portfolio will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Portfolio writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Portfolio for writing the put option. The Portfolio will write a put option on a security or a securities index only if the Portfolio would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     Each of these Portfolios also is authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, a Portfolio will only write call or put options that are "covered." A call or put option will be considered covered if the Portfolio has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will also be considered covered if a Portfolio owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options. A Portfolio may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

     Futures

     The Natural Resources Portfolio and the Multiple Strategy Portfolio may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Portfolio is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

     The sale of a futures contract limits a Portfolio's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or the Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.

     A Portfolio will limit transactions in futures and options on futures to financial futures contracts (i.e. contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each of the Natural Resources Portfolio and the Multiple Strategy Portfolio will further limit transactions in futures and options on futures to the extent necessary to prevent the Portfolio from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

     Foreign Exchange Transactions

     The Natural Resources Portfolio, the Global Strategy Portfolio, the Capital Stock Portfolio and the Multiple Strategy Portfolio may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Portfolio will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. A Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     The Portfolios authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency, futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

     The Portfolios authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options in securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Portfolio may engage in transactions in options on currencies either on exchanges or OTC markets. See "Options on Securities and Securities Indices--Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

     No Portfolio will speculate in Currency Instruments. Accordingly, a Portfolio will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Portfolio may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Portfolio will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

     Risk Factors in Hedging Foreign Currency Risks. While a Portfolio's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio's shares, the net asset value of the Portfolio's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio's hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements which do not occur, the Portfolio may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Portfolio to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Portfolio is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

    Risk Factors in Options, Futures and Currency Instruments

     Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments, a Portfolio will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

     Each Portfolio intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC

Transactions; Limitations on the Use of OTC Strategic Instruments." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Portfolio will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Portfolio to potential losses which exceed the amount originally invested by the Portfolio in such instruments. When a Portfolio engages in such a transaction, the Portfolio will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Portfolio's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction, but will not limit the Portfolio's exposure to loss.

     Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

     Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Portfolio may invest. The absence of liquidity may make it difficult or impossible for the Portfolio to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Portfolio to ascertain a market value for such instruments. A Portfolio will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Portfolio can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Portfolio has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Portfolio, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Portfolio and margin deposits on the Portfolio's outstanding OTC options exceeds 10% of the total assets of the Portfolio, taken at market value, together with all other assets of the Portfolio which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Portfolio to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Portfolio has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Portfolio will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Portfolio with a third-party guaranty or other credit enhancement.

     Additional Limitations on the Use of Strategic Instruments

     No Portfolio may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Portfolio may acquire securities indexed to a precious metal or other natural resource index.

                             MANAGEMENT OF THE FUND

     The directors and executive officers of the Fund and their principal occupations for at least the last five years, their ages and the public companies for which they serve as directors are set forth below. Unless otherwise noted, the address of each executive officer and director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     TERRY K. GLENN (58)--President and Director(1)(2)--Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Princeton Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988; Director of Merrill Lynch Financial Data Services, Inc. since 1985.

     JACK B. SUNDERLAND (70)--Director(2)--P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.

     STEPHEN B. SWENSRUD (65)--Director(2)--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman, Fernwood Advisors (financial consultants) since 1996; Principal, Fernwood Associates (financial consultants) since 1975.

     J. THOMAS TOUCHTON (60)--Director(2)--Suite 3405, One Tampa City Center, 201 North Franklin Street, Tampa, Florida 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (electric utility holding company).

     JOSEPH T. MONAGLE, JR. (50)--Senior Vice President(1)(2)--Senior Vice President of the Investment Adviser and FAM since 1983; Department Head of the Global Fixed Income Division of the Investment Adviser and FAM since 1997; Senior Vice President of Princeton Services since 1993.

     DONALD C. BURKE (38)--Vice President and Treasurer(1)(2)--Senior Vice President and Treasurer of the Investment Adviser and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of the Investment Adviser from 1997 to 1999; Vice President of the Investment Adviser from 1990 to 1997; Director of Taxation of the Investment Adviser since 1990.

     VINCENT T. LATHBURY, III (58)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser; Portfolio Manager of the Investment Adviser since 1982; Vice President of the Investment Adviser from 1982 to 1997.

     KEVIN J. MCKENNA (42)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997.

     LAWRENCE R. FULLER (58)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1992.

     THOMAS R. ROBINSON (55)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1996 to 1997. Manager of International Equity Strategy of Merrill Lynch & Co.'s Global Securities Research and Economics Group from 1989 to 1995.

     ROBERT M. SHEARER (43)--Senior Vice President(1)(2)--First Senior Vice President of the Investment Adviser since 1998; Vice President from 1997 to 1998; Vice President and Assistant Portfolio Manager at David L. Babson and Company, Incorporated from 1996 to 1997; Vice President/Selection Manager at Concert Capital Management from 1993 to 1996.

     CHRISTOPHER G. AYOUB (43)--Senior Vice President(1)(2)--First Vice President of the Investment Adviser since 1998; Director (Global Fixed-Income) of the Investment Adviser from 1997 to 1998; Vice President of the Investment Adviser from 1985 to 1997.

     JACQUELINE ROGERS (40)--Vice President(1)(2)--Vice President of the Investment Adviser since 1986.

     ROBERT F. MURRAY (41)--Vice President(1)(2)--Vice President of the Investment Adviser since 1993.
---------------
(1) Interested person, as defined in the Investment Company Act, of the Fund.

(2) Mr. Glenn is a director or trustee and officer, Messrs. Sunderland, Swensrud and Touchton are directors and Messrs. Ayoub, Burke, Fuller, Harbeck, Harvey, Lathbury, McKenna, Monagle, Robinson, and Shearer and Ms. Rogers and Ms. Schwartz are officers of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser (see "Investment Advisory Arrangements").

     Set forth below is a chart showing the aggregate compensation paid by the Fund to each of its directors, as well as the total compensation paid to each director of the Fund by the Fund and by other investment companies advised by the Investment Adviser or FAM (collectively, the "Fund Complex") for their services as directors or trustees of such investment companies for the fiscal year ended December 31, 1998.

                                                                            PENSIONS
                                                                               OR          TOTAL
                                                                           RETIREMENT   COMPENSATION
                                                                            BENEFITS     FROM FUND
                                                             AGGREGATE      ACCRUED       AND FUND
                                                            COMPENSATION   AS PART OF     COMPLEX
                                                              FROM THE        FUND          PAID
                     NAME OF DIRECTOR                           FUND        EXPENSES    TO DIRECTORS
                     ----------------                       ------------   ---------    ------------
Jack B. Sunderland........................................    [$8,000]        None       [$133,600]
Stephen B. Swensrud.......................................    [$8,000]        None       [$195,583]
J. Thomas Touchton........................................    [$8,000]        None       [$133,600]

---------------
(1) In addition to the Fund, the Directors served on other MLAM/FAM advised funds as follows: Mr. Sunderland (18 registered investment companies consisting of 30 portfolios); Mr. Swensrud (23 registered investment companies consisting of 56 portfolios); Mr. Touchton (18 registered investment companies consisting of 30 portfolios).

     The officers of the Fund owned on April   , 1999, in the aggregate, less
than 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc. On April
  , 1999, the officers and directors of the Fund owned an aggregate of less than 1/4 of 1% of its outstanding shares. The Fund has an Audit Committee consisting of all of the directors of the Fund who are not interested persons of the Fund.

     Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all directors of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or its subsidiaries. The Fund pays each non-affiliated director an annual fee of $5,000 plus $500 per quarterly meeting attended and an annual fee of $1,000 for membership on the Audit Committee, and pays all of the actual out-of-pocket expenses of such directors relating to attendance at meetings.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                        INVESTMENT ADVISORY ARRANGEMENTS

     The Fund has entered into an Investment Advisory Agreement with the Investment Adviser. The Investment Adviser is a wholly owned subsidiary of ML Group, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     The principal executive officers and directors of the Investment Adviser are Arthur Zeikel, President and Director; Terry K. Glenn, Director and Executive Vice President; Vincent R. Giordano, Senior Vice President; Elizabeth
A. Griffin, Senior Vice President; Norman R. Harvey, Senior Vice President; Michael J. Hennewinkel, Senior Vice President; Philip L. Kirstein, Senior Vice President, General Counsel and Secretary; Ronald M. Kloss, Senior Vice President and Controller; Stephen M.M. Miller, Senior Vice President; Joseph T. Monagle, Senior Vice President; Richard L. Reller, Senior Vice President; Donald C. Burke, Senior Vice President and Treasurer; Ronald L. Welburn, Senior Vice President.

     Securities held by any Portfolio may also be held by other funds for which the Investment Adviser or FAM acts as an adviser, or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for any Portfolio or other funds for which the Investment Adviser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Advisory Fee. The Investment Advisory Agreement provides that as compensation for its services to the Fund, the Investment Adviser receives monthly compensation with respect to such Portfolios according to the following schedule:

          AGGREGATE OF AVERAGE DAILY NET ASSETS OF
                THE TEN COMBINED PORTFOLIOS                   ADVISORY FEE
                ---------------------------                   ------------
Not exceeding $250 million..................................     0.50%
In excess of $250 million but not exceeding $300 million....     0.45%
In excess of $300 million but not exceeding $400 million....     0.40%
In excess of $400 million but not exceeding $800 million....     0.35%
In excess of $800 million...................................     0.30%

     These fee rates are applied to the average daily net assets of each Portfolio, with the reduced rates above applicable to portions of each Portfolio to the extent that the aggregate of the average daily net assets of the combined Portfolios exceed $250 million, $300 million, $400 million and $800 million (each such amount being a "breakpoint level"). The portion of the assets of a Portfolio to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the combined Portfolios that falls within that breakpoint level by the aggregate of the average daily net assets of the combined Portfolios. The amount of the fee for a Portfolio at each breakpoint level is determined by multiplying the average daily net assets of that Portfolio by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

     For the fiscal years ended December 31, 1998, 1997 and 1996, the advisory
fees paid by the Fund to the Investment Adviser totalled $       , $10,816,978
and $10,000,508, respectively.

     The Investment Advisory Agreement with respect to the Fund's Portfolios was approved by the Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Investment Adviser, on February 3, 1998. The Agreement was last approved by the Fund's shareholders in accordance with instructions from Policyowners at the Annual Meeting of Shareholders held on January 31, 1992. The Agreement will continue in effect from year to year if approved annually (a) by the Board of Directors of the

Fund or by a majority of the outstanding shares of the respective Portfolios, and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act), of any such party. The Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Fund.

     Payment of Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Portfolios, as well as the fees of all directors of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. Each Portfolio will pay all other expenses incurred in its operation, including a portion of the Fund's general administrative expenses allocated on the basis of the Portfolio's asset size. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Expenses which will be allocated on the basis of size of the respective Portfolios include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (to the extent not paid for by the Distributor), Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Fund and allocable on the basis of size of the respective Portfolios. Accounting services are provided for the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1998, the amount of such
reimbursement was $       . Depending upon the nature of the lawsuit, litigation
costs may be directly applicable to the Portfolios or allocated on the basis of the size of the respective Portfolios. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

                        DETERMINATION OF NET ASSET VALUE

     Reference is made to "Additional Information--Determination of Net Asset Value" on page A14 of the Prospectus.

     The net asset value of each Portfolio (other than the Money Reserve Portfolio) is determined by adding the value of all securities and other assets in its portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. The net asset value of the Money Reserve Portfolio is determined pursuant to the "penny rounding method" under a rule of the Securities and Exchange Commission described below by adding the value of all securities and other assets in its portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

     In accordance with the Securities and Exchange Commission rule applicable to the valuation of the portfolio securities of the Money Reserve Portfolio and consistent with its operating policies, the Money Reserve Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 calendar days (or 762 calendar days in the case of U.S. Government securities) or less only, and invest only in securities determined by the directors to be of high quality with minimal credit risks and which meet certain credit standards prescribed by the rule. In addition, the directors have established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated pursuant to the penny rounding method will be reported to the directors by the Investment Adviser. In the event the directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Portfolio will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations.

     If in the view of the Board of Directors of the Fund it is inadvisable to continue the practice of maintaining the net asset value of the Money Reserve Portfolio at $1.00 per share, the Board of Directors of the Fund reserves the right to alter the procedure. The Fund will notify the Accounts of any such alteration.

     Securities held by each Portfolio with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Portfolios assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit and variable amount master demand note is deemed to be the next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by a Portfolio or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Reference is made to "Portfolio Transactions and Brokerage" on page   of
the Prospectus.

     If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads.

     Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of the Fund's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Fund, including Merrill Lynch Government Securities Inc. ("GSI"), Merrill Lynch Money Markets Inc. ("MMI") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as dealers in connection with such transactions except pursuant to exemptive orders from the Securities and Exchange Commission, such as the order described below. However, affiliated persons of the Fund may serve as its broker in over-the-counter or other transactions conducted on an agency basis, subject to the Fund's policy of obtaining best price and execution. The Fund may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act.

     The Securities and Exchange Commission has issued an exemptive order permitting the Fund to conduct principal transactions with respect to the Money Reserve Portfolio with GSI and MMI in United States Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Portfolio available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Fund that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Fund no greater than their customary dealer spreads for transactions of the type involved.

     Certain court decisions have raised questions as to whether investment companies should seek to "recapture" brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Fund would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Fund and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Fund will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the Investment Company Act, if the Directors should determine that recapture is in the best interests of the Fund or otherwise required by developments in the law. The Investment Adviser has arranged for the Fund's Custodian to receive on behalf of the Fund any tender offer solicitation fees payable with respect to portfolio securities of the Fund.

     While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, dealers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. If, in the judgment of the Investment Adviser, a particular Portfolio or Portfolios will be benefited by such supplemental research services, the Investment Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts.

     For the fiscal year ended December 31, 1998, the Fund paid total brokerage
commissions of $          , of which $          was paid to Merrill Lynch. For
the fiscal year ended December 31, 1997, the Fund paid total brokerage commissions of $4,142,987, of which $147,997 was paid to Merrill Lynch. For the fiscal year ended December 31, 1996, the Fund paid brokerage commissions of $4,018,947, of which $154,459 was paid to Merrill Lynch.

PORTFOLIO TURNOVER

     Each Portfolio has a different expected rate of portfolio turnover; however, rate of portfolio turnover will not be a limiting factor when management of the Fund deems it appropriate to purchase or sell securities for a Portfolio. Because of the short-term nature of the securities in which the Money Reserve Portfolio will invest, and because such Portfolio's investments will be constantly changing in response to market conditions, no portfolio turnover rate may be accurately stated for the Money Reserve Portfolio. For the fiscal year ended December 31, 1998, the portfolio turnover rates for the Fund's other Portfolios were as follows: the Intermediate Government Bond Portfolio was
     %; the Long Term Corporate Bond Portfolio was      %; the Capital Stock
Portfolio was      %; the Growth Stock Portfolio was      %; the Multiple
Strategy Portfolio was      %; the High Yield Portfolio was      %; the Natural
Resources Portfolio was      %; the Global Strategy Portfolio was      %; and
the Balanced Portfolio was      %.

                              REDEMPTION OF SHARES

     The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of each Portfolio is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each Portfolio.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Reference is made to "Dividends, Distributions and Taxes" in the Prospectus.

FEDERAL INCOME TAXES

     Under the Code, each Portfolio of the Fund will be treated as a separate corporation for federal income tax purposes and, thus, each Portfolio is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Portfolios.

     Each Portfolio intends to continue to qualify as a regulated investment company under the Code. Under such provisions, a Portfolio will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities and certain options, futures or forward contracts held for less than three months.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action.

                           DISTRIBUTION ARRANGEMENTS

     The Fund has entered into a distribution agreement (the "Distribution Agreement") with the Distributor with respect to the sale of the Fund's shares to the Distributor for resale to the Accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser.

     The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

                                PERFORMANCE DATA

     From time to time one or more of the Fund's Portfolios may include its average annual total return, as well as yield, in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield figures are based on the Portfolio's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     The Fund's Money Reserve Portfolio normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 an then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

     Set forth below is average annual return information for the shares of each of the Fund's Portfolios, other than the Money Reserve Portfolio. The average annual total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease average annual total return.

                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                              ----------------------------------------
                                                                                  REDEEMABLE VALUE OF
                                                               EXPRESSED AS A        A HYPOTHETICAL
                                                              PERCENTAGE BASED    $1,000 INVESTMENT AT
                                                              ON A HYPOTHETICAL      THE END OF THE
                                                              $1,000 INVESTMENT          PERIOD
                                                              -----------------   --------------------
Balanced Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Inception* Through December 31, 1998......................            %              $
Capital Stock Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Ten Years Ended December 31, 1998.........................            %              $
Global Strategy Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Ten Years Ended December 31, 1998.........................            %              $
Growth Stock Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Ten Years Ended December 31, 1998.........................            %              $
High Yield Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Ten Years Ended December 31, 1998.........................            %              $
Intermediate Government Bond Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Ten Years Ended December 31, 1998.........................            %              $
Long Term Corporate Bond Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Ten Years Ended December 31, 1998.........................            %              $
Multiple Strategy Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Ten Years Ended December 31, 1998.........................            %              $
Natural Resources Portfolio:
  One Year Ended December 31, 1998..........................            %              $
  Five Years Ended December 31, 1998........................            %              $
  Inception* Through December 31, 1998......................            %              $

------------------
* Inception for Balanced Portfolio, May 1, 1988.

                             ADDITIONAL INFORMATION

     Under a separate agreement Merrill Lynch has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time, or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

                              FINANCIAL STATEMENTS

     The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (609) 282-2800.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

EXHIBIT
NUMBER                               DESCRIPTION
-------                              -----------
 1(a)   --   Articles of Incorporation of Registrant(a)
 1(b)   --   Articles of Amendment to Registrant's Articles of
             Incorporation(b)
 1(c)   --   Articles of Amendment to Registrant's Articles of
             Incorporation increasing the number of authorized shares of
             Registrant(c)
 1(d)   --   Certificate of Collection of Articles of Amendment of
             Registrant(d)
 1(e)   --   Articles Supplementary to Registrant's Articles of
             Incorporation relating to the redesignation of shares of
             common stock as Multiple Strategy Portfolio Common Stock(e)
 1(f)   --   Articles Supplementary to Registrant's Articles of
             Incorporation relating to the designation of shares of
             common stock as High Yield Portfolio Common Stock(f)
 1(g)   --   Form of Articles Supplementary to Registrant's Articles of
             Incorporation relating to the designation of shares of
             common stock as Natural Resources Portfolio Common Stock and
             Global Strategy Portfolio Common Stock(g)
 1(h)   --   Form of Articles of Amendment to Registrant's Articles of
             Incorporation increasing the number of authorized shares of
             Registrant(h)
 1(i)   --   Articles Supplementary to Registrant's Articles of
             Incorporation relating to the redesignation of shares of
             common stock as Balanced Portfolio Common Stock and
             increasing the authorized shares of Money Reserve Portfolio
             Common Stock(i)
 2      --   By-Laws of Registrant, as amended(j)
 3      --   None
 4      --   Specimen certificate for shares of common stock of
             Registrant(k)
 5(a)   --   Investment Advisory Agreement(I)
 5(b)   --   Sub-Advisory Agreement(I)
 6      --   Form of Amended Distribution Agreement(m)
 7      --   None
 8      --   Form of Custodian Agreement(n)
 9(a)   --   Form of Transfer Agency, and Dividend Disbursing
             Agreement(o)
 9(b)   --   Form of Agreement relating to the use of the "Merrill Lynch"
             name(p)
10      --   Opinion of Rogers & Wells (incorporated by reference to
             Registrant's Rule 24f-2 notice of February 20, 1997)
11      --   Consent of Deloitte & Touche LLP*
12      --   None
13      --   None
14      --   None
15      --   None
16      --   Calculation of Performance Data(r)
27      --   Financial Data Schedules*

---------------
(a) Incorporated by reference to Exhibit No. 21(a) filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (the "Pre-Effective Amendment No. 2").

(b) Incorporated by reference to Exhibit 1(b) filed with Pre-Effective Amendment No. 2.

(c) Incorporated by reference to Exhibit 1(c) filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 4").

(d) Incorporated by reference to Exhibit 1(d) filed with Post-Effective Amendment No. 4.

(e) Incorporated by reference to Exhibit 1(e) filed with Post-Effective Amendment No. 4.

(f) Incorporated by reference to Exhibit 1(f) filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 5").

(g) Incorporated by reference to Exhibit 1(g) filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 6").

(h) Incorporated by reference to Exhibit 1(h) filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 9").

(i) Incorporated by reference to Exhibit 1(i) filed with Post-Effective Amendment No. 9.

(j) Incorporated by reference to Exhibit 2 filed with Post-Effective Amendment No. 9.

(k) Incorporated by reference to Exhibit 4 filed with Post-Effective Amendment No. 5.

(l) Incorporated by reference to Exhibit 5(a) filed with Post-Effective Amendment No. 2. Incorporated by reference to Exhibit 5(b) filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.

(m) Incorporated by reference to Exhibit 6 filed with Post-Effective Amendment No. 5.

(n) Incorporated by reference to Exhibit 8 filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A ("Pre-Effective Amendment No. 1").

(o) Incorporated by reference to Exhibit 9(a) filed with Post-Effective Amendment No. 1.

(p) Incorporated by reference to Exhibit 9(b) filed with Post-Effective Amendment No. 2.

(q) Incorporated by reference to Exhibit 9(c) filed with Post-Effective Amendment No. 5.

(r) Incorporated by reference to Exhibit 16 filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

  * Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Registrant does not control any other person. Except that substantially all of Registrant's issued and outstanding shares are and will be held by Monarch Life Insurance Company for its Variable Account A and by separate accounts of Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, the Registrant is not under common control with any other person.

ITEM 25.  INDEMNIFICATION.

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant's Certificate of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and
Section 9 of each Distribution Agreement. The Registrant has obtained an officers' and directors' liability insurance policy for its officers and directors.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF MANAGER.

     Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM"), acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch

Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Technology Fund, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Focus Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as subadviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc. Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, Inc., MuniHoldings Florida Insured Fund IV, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Fund II, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide Dollar Vest Fund, Inc.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston,

Massachusetts 02111-2646. The address of the Manager and FAM is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. (PFD) and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since December 1, 1996 for his, her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President, and Mr. Burke is Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano and Monagle are officers of one or more of such companies.

                                         POSITIONS WITH             OTHER SUBSTANTIAL BUSINESS,
NAME                                   INVESTMENT ADVISER       PROFESSION, VOCATION OR EMPLOYMENT
----                                  ---------------------   ---------------------------------------
ML & Co.............................  Limited Partner         Financial Services Holding Company;
                                                              Limited Partner of MLAM
Fund Asset Management, Inc..........  Limited Partner         Investment Advisory Services
Princeton Services, Inc.............  General Partner         General Partner of MLAM ("Princeton
                                                              Services")
Arthur Zeikel.......................  Chairman                Chairman of MLAM and Fund Asset
                                                              Management, L.P. ("FAM") (which terms
                                                              as used herein include their corporate
                                                              predecessors) since 1997: President of
                                                              MLAM and FAM from 1977 to 1997;
                                                              Chairman and Director of Princeton
                                                              Services, Inc. ("Princeton Services")
                                                              from 1993 to 1997; Executive Vice
                                                              President of ML & Co. since 1990.
Jeffrey M. Peek.....................  President               President and Director of Princeton
                                                              Services since 1997, Executive Vice
                                                              President of ML & Co.
Donald C. Burke.....................  Senior Vice President   Senior Vice President and Treasurer of
                                      and Treasurer           FAM; Senior Vice President and
                                                              Treasurer of Princeton Services; Vice
                                                              President of PFD; First Vice President
                                                              of MLAM from 1997 to 1999; Vice
                                                              President of MLAM from 1990 to 1997
Michael G. Clark....................  Senior Vice President   Senior Vice President of FAM; Senior
                                                              Vice President of Princeton Services;
                                                              Director and Treasurer of PFD; First
                                                              Vice President of MLAM from 1997 to
                                                              1999; Vice President of MLAM from 1996
                                                              to 1997

                                         POSITIONS WITH             OTHER SUBSTANTIAL BUSINESS,
NAME                                   INVESTMENT ADVISER       PROFESSION, VOCATION OR EMPLOYMENT
----                                  ---------------------   ---------------------------------------
Terry K. Glenn......................  Executive Vice          Executive Vice President of MLAM and
                                      President               FAM; Executive Vice President and
                                                              Director of Princeton Services;
                                                              President and Director of PFD:
                                                              President of Princeton Administrations,
                                                              L.P.
Robert W. Crook.....................  Senior Vice President   Senior Vice President of MLFD; Vice
                                                              President of MLFD and Vice President of
                                                              FAM
Linda L. Federici...................  Senior Vice President   Senior Vice President of MLAM and FAM;
                                                              Senior Vice President of Princeton
                                                              Services
Vincent R. Giordano.................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Michael J. Hennewinkel..............  Senior Vice President,  Senior Vice President, General Counsel
                                      General Counsel and     and Secretary of FAM; Senior Vice
                                      Secretary               President of Princeton Services
Philip L. Kirstein..................  Senior Vice President   Senior Vice President of FAM; Senior
                                                              Vice President, General Counsel,
                                                              Director and Secretary of Princeton
                                                              Secretary Services
Ronald M. Kloss.....................  Senior Vice President   Senior Vice President of FAM; Senior
                                                              Vice President of Princeton Services
Debra Landsman-Yaros................  Senior Vice President   Senior Vice President of FAM; Vice
                                                              President of PFD; Senior Vice President
                                                              of Princeton Services
Stephen M. M. Miller................  Senior Vice President   Executive Vice President of Princeton
                                                              Administrators, L.P.; Senior Vice
                                                              President of Princeton Services
Joseph T. Monagle, Jr...............  Senior Vice President   Senior Vice President of FAM; Senior
                                                              Vice President of Princeton Services
Gregory D. Upah.....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Ronald Welburn......................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services

     (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies; Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income [FUND] Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc. Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch

Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Series Trust Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., and Worldwide DollarVest Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM,U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business profession, vocation or employment of a substantial nature in which each such person had been engaged since December 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert, Bascand, Glenn and Yardley are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:

                                         POSITIONS WITH             OTHER SUBSTANTIAL BUSINESS,
NAME                                   INVESTMENT ADVISER       PROFESSION, VOCATION OR EMPLOYMENT
----                                  ---------------------   ---------------------------------------
Arthur Zeikel.......................  Director and Chairman   Chairman of the Manager and FAM;
                                                              Chairman of Princeton Services,
                                                              Executive Vice President of ML & Co.
Alan J. Albert......................  Senior Managing         Vice President of the Manager
                                      Director
Terry K. Glenn......................  Director                Executive Vice President of the Manager
                                                              and FAM; Executive Vice President and
                                                              Director of Princeton Services;
                                                              President and Director of MLFD;
                                                              Director of MLFDS; President of
                                                              Princeton Administrators, L.P.
Adrian Holmes.......................  Managing Director       Director of Merrill Lynch Global Asset
                                                              Management
Edward Gobora.......................  Director                Director of Merrill Lynch Global Asset
                                                              Management
Richard Kilbride....................  Director                Managing Director of Merrill Lynch
                                                              Global Asset Management
Robert M. Ryan......................  Director                Vice President, Institutional Marketing
                                                              Debt and Equity Group, Merrill Lynch
                                                              Capital Markets from 1989 to 1994.
Stephen J. Yardley..................  Director                Director of Merrill Lynch Global Asset
                                                              Management
Carol Ann Langham...................  Company Secretary       None
Debra Anne Scarle...................  Assistant Company       None
                                      Secretary

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program; and MLFD also acts as principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Brady, Breen, Fatseas and Wasel, is One Financial Center, Boston, Massachusetts 02111-2646.

                                      POSITIONS AND OFFICERS            POSITIONS AND OFFICES
NAME                                     WITH UNDERWRITER                  WITH REGISTRANT
----                                  ----------------------   ---------------------------------------
Terry K. Glenn......................  President                President and Director
Michael G. Clark....................  Director and Treasurer   None
Thomas J. Verage....................  Director                 None
Robert W. Crook.....................  Senior Vice President    None
Donald C. Burke.....................  Vice President           Vice President and Treasurer
Mark A. DeSario.....................  Vice President           None
Michelle T. Lau.....................  Vice President           None
Salvatore Venezia...................  Vice President           None
Kevin Boman.........................  Vice President           None
Michael J. Brady....................  Vice President           None
William M. Breen....................  Vice President           None
James T. Fatseas....................  Vice President           None
William Wasel.......................  Vice President           None
Debra W. Landsman-Yros..............  Vice President           None
Mark E. Macguire....................  Vice President           None
Patricia A. Schena..................  Vice President           None
Robert Harris.......................  Secretary                None

     (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of the Registrant, its Investment Adviser, its Custodian, and its Transfer Agent.

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth in the Prospectus constituting Part A of the Registration Statement and under the captions "Management of the Company" and "Investment Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS.

     The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

     The Company hereby undertakes to comply with the restrictions on indemnification set forth in Investment Company Act Release No. IC-11330, September 2, 1980.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 8th day of March, 1999.

                                          MERRILL LYNCH SERIES FUND, INC.

                                          (Registrant)

                                          By:      /s/ TERRY K. GLENN
                                            ------------------------------------
                                                (Terry K. Glenn, President)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                      SIGNATURE                                     TITLE
                      ---------                                     -----

                 /s/ TERRY K. GLENN                    President and Director           March 8, 1999
-----------------------------------------------------  (Principal Executive Officer)
                  (Terry K. Glenn)

                          *                            Treasurer (Principal Financial
-----------------------------------------------------  and Accounting Officer)
                  (Donald C. Burke)

                          *                            Director
-----------------------------------------------------
                   (Walter Mintz)

                          *                            Director
-----------------------------------------------------
                 (Melvin R. Seiden)

                          *                            Director
-----------------------------------------------------
                (Stephen B. Swensrud)

                          *                            Director
-----------------------------------------------------
                    (Joe Grills)

                          *                            Director
-----------------------------------------------------
              (Robert S. Salomon, Jr.)

               By: /s/ TERRY K. GLENN                                                   March 8, 1999
  ------------------------------------------------
                  (Terry K. Glenn)
                  Attorney-in-Fact